As Filed with the Securities and Exchange Commission on March 31, 2005
                                                  Registration Nos. 333 - 25663
                                                                    811 - 08178

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
             Registration Statement Under the Securities Act of 1933

                         [ ] Pre-Effective Amendment No.
                      [ x ] Post Effective Amendment No. 10

         Registration Statement Under the Investment Company Act of 1940

                             [ x ] Amendment No. 11

                      AMERICAN FIDELITY SEPARATE ACCOUNT B
                           (Exact Name of Registrant)

                       AMERICAN FIDELITY ASSURANCE COMPANY
                               (Name of Depositor)

2000 N. CLASSEN BOULEVARD, OKLAHOMA CITY, OKLAHOMA            73106
(Address of Depositor's Principal Executive Offices)        (Zip Code)

Depositor's Telephone Number, Including Area Code        (405) 523-2000

Stephen P. Garrett                             Copies to:
Senior Vice President
Law and Government Affairs                     Jennifer Wheeler
American Fidelity Assurance Company            McAfee & Taft
2000 N. Classen Boulevard                      A Professional Corporation
Oklahoma City, Oklahoma  73106                 10th Floor, Two Leadership Square
(Name and Address of Agent for Service)        Oklahoma City, OK 73102-7103


Approximate Date of Proposed Public Offering:  As soon as practicable after effectiveness of the Registration
                                               Statement

It is proposed that this filing will become effective (check appropriate box)
[   ] immediately upon filing pursuant to paragraph (b) of Rule 485
[   ] on (date) pursuant to paragraph (b) of Rule 485
[   ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485
[   ] on May 1, 2005 pursuant to paragraph (a) (1) of Rule 485

If appropriate, check the following box:
[   ] This  post-effective  amendment  designates  a new  effective  date for a previously filed post-effective amendment.

Title of Securities Being Registered:      Individual variable annuity contracts

                                    AFAdvantage Variable Annuity(R)

                                               from

                                    American Fidelity
                                    Assurance Company
                                    A member of the American Fidelity Group (R)


                                                  May 1, 2005

                         AFAdvantage Variable Annuity(R)

                                    issued by

                      American Fidelity Separate Account B

                                       and

                       American Fidelity Assurance Company

                                   PROSPECTUS
                                   May 1, 2005

     American Fidelity Assurance Company is offering individual variable annuity contracts. This prospectus describes the individual contracts available under the AFAdvantage Variable Annuity(R) policy. Our home office is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

     AFAdvantage Variable Annuity(R) is a fixed and variable deferred annuity policy. You have 18 investment options in the annuity -- the Guaranteed Interest Account, a fixed investment option, and the following variable investment options:


American Fidelity Dual Strategy Fund, Inc.(R)                      Dreyfus Investment Portfolios
American Century(R) Variable Portfolios                                  Technology Growth Portfolio
      VP Balanced Fund                                             Merrill Lynch Variable Series Funds, Inc.
      VP Capital Appreciation Fund                                       Basic Value V. I. Fund
      VP Income & Growth Fund                                            Value Opportunities V. I. Fund
      VP Ultra(R) Fund                                             Vanguard(R) Variable Insurance Fund
      VP International Fund                                              Total Bond Market Index Portfolio
The Dreyfus Socially Responsible Growth Fund, Inc.                       Balanced Portfolio
The Dreyfus Stock Index Fund, Inc.                                       Small Company Growth Portfolio
Dreyfus Variable Investment Fund
      Growth and Income Portfolio
      Small Company Stock Portfolio
      International Value Portfolio

     This prospectus contains important information about American Fidelity Separate Account B that you should know before buying a policy. We filed a Statement of Additional Information with the Securities and Exchange Commission dated May 1, 2005 that provides more information about the annuity we are offering. You can get a copy of our Statement of Additional Information at no charge from us or from the SEC. The SEC maintains a web site (http://www.sec.gov) that contains our Statement of Additional Information, material incorporated by reference in this prospectus and other material that we file electronically with the SEC. For a free copy of the Statement of Additional Information, call us at (800) 662-1106 or write us at P.O. Box 25520, Oklahoma City, Oklahoma 73125-0520 or e-mail us at va.help@af-group.com.

     Our Statement of Additional Information is incorporated by reference in this prospectus. The table of contents of the Statement of Additional Information is on the last page of this prospectus.

     The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

     Please read this prospectus carefully and keep it for future reference.

                                GLOSSARY OF TERMS

     Some of the terms used in this prospectus are technical. To help you understand these terms, we have defined them below.

     Account value: The value of your policy during the accumulation phase.

     Accumulation phase: The period of time between purchasing a policy and receiving annuity payments. Until you begin receiving annuity payments, your annuity is in the accumulation phase.

     Accumulation unit: The unit of measurement we use to keep track of the value of your interest in a sub-account during the accumulation phase.

     Annuitant: The person on whose life annuity payments are based.

     Annuity date: The date annuity payments begin. Annuity options: The various methods available to select as pay-out plans for your annuity payments.

     Annuity payments: Regular income payments you may receive from your policy during the annuity phase.

     Annuity phase: The period during which we make annuity payments.

     Annuity unit: The unit of measurement we use to keep track of the variation in variable annuity payments. If you elect one of our variable annuity options, the amount of your annuity payments will vary with the value and number of annuity units in the sub-accounts attributed to variable annuity payments.

     Assumed Investment Rate: The assumed rate of return used to determine the first annuity payment for a Variable Annuity Option.

     General account: Our general account consists of all of our assets other than those assets allocated to Separate Account B or to any of our other separate accounts.

     Guaranteed Interest Account option: The fixed investment option within our general account which earns interest credited by us.

     Investment options: Your investment options consist of (1) the Guaranteed Interest Account, which is our fixed investment option, and (2) the 17 sub-accounts, which are variable investment options. We reserve the right to add, remove or combine portfolios as eligible investment options.

     Policy: The AFAdvantage Variable Annuity(R).

     Policy owner: The person or entity entitled to ownership rights under a policy.

     Portfolios: The funds offered by the portfolio companies. Each of the 17 sub-accounts invests its assets into a corresponding portfolio. Each portfolio (sometimes called a fund) has its own investment objective.


     Portfolio companies: The companies offering the portfolios in which the sub-accounts invest. The portfolio companies are: American Fidelity Dual Strategy Fund, Inc(R), American Century Variable Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., The Dreyfus Stock Index Fund, Inc., Dreyfus Variable Investment Fund, Dreyfus Investment Portfolios, Merrill Lynch Variable Series Funds, Inc. and Vanguard(R) Variable Insurance Fund.


     Purchase payment: The money you initially invest to buy the policy is called the initial purchase payment. You can increase the value of your policy by continuing to make purchase payments.

     Qualified Policy: Policies purchased under special tax qualification rules (examples: Individual Retirement Annuities, 403(b) Tax-Deferred Annuities, H.R. 10 and Corporate Pension and other qualified retirement plans). If you do not purchase the policy under a qualified plan, your policy is referred to as a non-qualified policy.

     Sub-account: An investment division of Separate Account B. Each sub-account invests its assets in shares of a corresponding portfolio.

     We, Us, Our: American Fidelity Assurance Company, the insurance company offering the AFAdvantage Variable Annuity(R).

         You, Your:  Generally, the policy owner.

                                TABLE OF CONTENTS
                                                                      Page
                                                                      ----

Summary..................................................................1
Fee Table................................................................3
Condensed Financial Information..........................................9
The AFAdvantage Variable Annuity(R).....................................13
How to Purchase an AFAdvantage Variable Annuity(R) Policy...............14
Receiving Payments from the Annuity.....................................15
Investment Options......................................................18
Expenses................................................................21
Withdrawals.............................................................22
Loans...................................................................23
Death Benefit...........................................................24
Taxes...................................................................25
Other Information.......................................................28
Table of Contents of the Statement of Additional Information............30

                                     SUMMARY

     In this summary, we discuss some of the important features of your annuity policy. You should read the entire prospectus for more detailed information about your policy and Separate Account B.

     The AFAdvantage Variable Annuity(R). In this prospectus, we describe the AFAdvantage Variable Annuity(R) flexible premium variable and fixed deferred annuity policy that we offer. The annuity policy is a contract between you, as the policy owner, and us, American Fidelity Assurance Company, as the insurance company. Through the annuity policy, we are able to provide a means for you to invest, on a tax deferred basis, in our Guaranteed Interest Account, a fixed investment option, and in the 17 sub-accounts, which are variable investment options. Each of the sub-accounts invests in a corresponding portfolio offered by one of the portfolio companies.

     We designed the AFAdvantage Variable Annuity(R) for people seeking long-term tax-deferred earnings, generally for retirement or other long-term purposes. The tax deferred feature is most attractive to people in high federal and state tax brackets. You should not buy the policy if you are looking for a short-term investment or if you cannot afford to lose some or all of your investment.

     Like all deferred annuities, the AFAdvantage Variable Annuity(R) has two phases: the accumulation phase and the annuity phase. During the accumulation phase, you invest money in your annuity, at which point your earnings accumulate on a tax deferred basis and are taxed as income only when you make a withdrawal. Similarly, during the annuity phase, your earnings are taxed as income only when you receive an annuity payment or otherwise make a withdrawal. A federal tax penalty may apply if you make withdrawals before you are 59-1/2.

     The annuity phase begins when you start receiving regular payments from your policy. Among other factors, the amount of the payments you may receive during the annuity phase will depend on the amount of money you invest in your policy during the accumulation phase and on the investment performance of the variable investment options you have selected, if any.


     Investment Options. When you invest in the annuity, you may allocate some or all of your investment to our fixed investment option, the Guaranteed Interest Account, or to one or more of the sub-accounts listed below, each of which is a variable investment option:

         American Fidelity Dual Strategy Fund, Inc.(R)
         American Century Variable Portfolios - VP Balanced Fund
         American Century Variable Portfolios - VP Capital Appreciation Fund American Century Variable Portfolios - VP Income & Growth Fund
         American Century Variable Portfolios - VP Ultra Fund
         American Century Variable Portfolios - VP International Fund
         The Dreyfus Socially Responsible Growth Fund, Inc.
         The Dreyfus Stock Index Fund, Inc.
         Dreyfus Variable Investment Fund - Growth and Income Portfolio
         Dreyfus Variable Investment Fund - Small Company Stock Portfolio Dreyfus Variable Investment Fund - International Value Portfolio Dreyfus Investment Portfolios - Technology Growth Portfolio
         Merrill Lynch Variable Series Funds, Inc. - Basic Value V. I. Fund Merrill Lynch Variable Series Funds, Inc. - Value Opportunities
                                                        V.I. Fund(1)
         Vanguard(R) Variable Insurance Fund - Total Bond Market Index Portfolio Vanguard(R) Variable Insurance Fund - Balanced Portfolio
         Vanguard(R) Variable Insurance Fund - Small Company Growth Portfolio
____________________

(1) This investment option was formerly known as the Merrill Lynch Variable Serires Fund, Inc. - Small Cap Value V.I. Fund


At your direction, we will allocate your purchase payments to the Guaranteed Interest Account or to one or more of the sub-accounts. Each of the sub-accounts invests in a corresponding portfolio. These portfolios offer professionally managed investment choices. You can find a complete description of each of the portfolios in the prospectus for that particular portfolio. You can make or lose money in the variable investment options listed above, depending upon market conditions and the performance of the portfolio(s) which correspond with the sub-account(s) to which you allocate your purchase payments. Please see the information on page 18 describing how you can obtain a copy of the portfolios' prospectuses.

     Our fixed investment option, the Guaranteed Interest Account, offers a minimum interest rate that is guaranteed by us. While your money is in the Guaranteed Interest Account, we guarantee the interest your money will earn. You may still be subject to a withdrawal charge on any withdrawals.

     Taxes. The earnings you accumulate as a result of your investments under the policy are not taxed until you make a withdrawal or receive an annuity payment. In most cases, if you withdraw money, earnings come out first and are taxed as income. If you withdraw any money before you are 59-1/2 , you may be charged a federal tax penalty on the taxable amounts withdrawn. In most cases, the penalty is 10% on the taxable amounts. A portion of the payments you receive during the annuity phase of your policy is considered a return of your original investment. That part of each payment is not taxable as income. If the policy is issued pursuant to a qualified plan under special tax qualification rules, the entire payment may be taxable.

     Withdrawals. You may withdraw money at any time during the accumulation phase. A withdrawal charge may apply. Restrictions exist under federal tax law concerning when you can withdraw money from a qualified plan, and you may have to pay income tax and a tax penalty on any money you withdraw. The minimum partial withdrawal is $250 (there are exceptions for withdrawals allowed under 403(b) and 401 hardship provisions), but a withdrawal must not reduce the value of your policy to less than $100. Withdrawals and charges that may apply to withdrawals are discussed further on page 22.

     Free Look. If you cancel your policy within 20 days after receiving it, you will get a refund of either the amount you paid for your policy or the value of your policy, whichever is more. In the event of a refund, we determine the value of your policy on either the day we receive the policy at our home office or the day our agent receives the policy, whichever occurs earlier.

     Questions. If you have any questions about your AFAdvantage Variable Annuity(R) policy or need more information, please contact us at:

                     American Fidelity Assurance Company
                     Annuity Services Department
                     P.O. Box 25520
                     Oklahoma City, Oklahoma  73125-0520
                     Telephone: (800) 662-1106
                     E-mail:  va.help@af-group.com

                                    FEE TABLE

     The following tables describe the fees and expenses you will pay when buying, owning and surrendering your policy. The first table describes the fees and expenses that you will pay at the time you buy your policy, surrender the policy or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Withdrawal Charge (as a percentage of the amount withdrawn in excess of the free withdrawal amount)

   Policy                                                       Withdrawal
    Year                                                          Charge
    ----                                                          ------
   1...........................................................      8%
   2...........................................................      7%
   3...........................................................      6%
   4...........................................................      5%
   5...........................................................      4%
   6...........................................................      3%
   7...........................................................      2%
   8...........................................................      1%
   9+..........................................................      0%

Transfer      There is no charge for the first 12 transfers in a policy year
  Fee         during the accumulation phase and no charge for the one transfer allowed each policy year during the annuity phase; thereafter, the fee is the lesser of $25 or 2% of the amount transferred.
              (Transfers made through automatic dollar cost averaging and asset rebalancing count toward the free transfers).

Loan Fee      5%(2)

     The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including the portfolio fees and expenses.

Annual Expenses(3)                                      Current      Maximum
                                                          Fee          Fee
                                                          ---          ---

Policy Maintenance Fee (per policy per year) ...........   $30          $36


Separate Account Annual Expenses (as a percentage
  of average account value)                              Current     Maximum
                                                           Fee          Fee
                                                           ---          ---
Mortality and Expense Risk Charge.......................  1.25%        1.25%
Account Fees and Expenses
   Administrative Charge................................  0.15%        0.25%
   Distribution Expense Charge..........................  0.10%        0.25%
Total Separate Account Annual Expenses..................  1.50%        1.75%
____________________

(2) We charge an interest rate of 5%.

(3) We currently charge lower fees than the maximum allwed under the policy.
    The current fees and maximum fees we may charge are shown in the Annual
    Expenses table. We may increase the administrative charge and/or distribution expense charge, but neither will ever be more than 0.25% of the average daily value of your participant account invested in a portfolio.
    We may increase the policy maintenance fee, but it will not be more than $36 per policy per year.

     The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy. Additional details about each portfolio's fees and expenses are contained in the prospectus for each portfolio.


Total Annual Portfolio Operating Expenses         MINIMUM             MAXIMUM
(expenses that are deducted from portfolio
assets, including management fees,
12b-1 fees and other expenses)                     0.17%               2.75%

Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets)

American Fidelity Dual Strategy Fund, Inc. (R)
         Management Fees                                      0.50%
         Other Expenses                                       0%
         Total Annual Portfolio Operating Expenses            0.50%

American Century(R) Variable Portfolios (1)

VP Balanced Fund (2)
         Management Fees                                      0.90%
         Other Expenses                                       0%
         Total Annual Portfolio Operating Expenses            0.90%

VP Capital Appreciation Fund
         Management Fees                                      1.00%
         Other Expenses                                       0%
         Total Annual Portfolio Operating Expenses            1.00%

VP Income & Growth Fund
         Management Fees                                      0.70%
         Other Expenses                                       0%
         Total Annual Portfolio Operating Expenses            0.70%

VP Ultra(R) Fund (2)
         Management Fees                                      1.00%
         Other Expenses                                       0.00%
         Total Annual Portfolio Operating Expenses            1.00%

VP International Fund (2)
         Management Fees                                      1.27%
         Other Expenses                                       0.00%
         Total Annual Portfolio Operating Expenses            1.27%

The Dreyfus Socially Responsible Growth Fund, Inc. (3)
         Management Fees                                      0.75%
         Other Expenses                                       0.07%
         Total Annual Portfolio Operating Expenses            0.82%

The Dreyfus Stock Index Fund, Inc.(3)
         Management Fees                                      0.25%
         Other Expenses                                       0.01%
         Total Annual Portfolio Operating Expenses            0.26%

Dreyfus Variable Investment Fund (3)

Growth and Income Portfolio
         Management Fees                                      0.75%
         Other Expenses                                       0.07%
         Total Annual Portfolio Operating Expenses            0.82%

Small Company Stock Portfolio
         Management Fees                                      0.75%
         Other Expenses                                       0.20%
         Total Annual Portfolio Operating Expenses            0.95%

International Value Portfolio
         Management Fees                                      1.00%
         Other Expenses                                       0.25%
         Total Annual Portfolio Operating Expenses            1.25%

Dreyfus Investment Portfolios (3)

Technology Growth Portfolio
         Management Fees                                      0.75%
         Other Expenses                                       0.10%
         Total Annual Portfolio Operating Expenses            0.85%

Federated Insurance Series(4)

Federated Fund For U.S. Government Securities II (5a-b)
         Management Fees                                      0.60%
         Other Expenses                                       0.13%
         Shareholder Service Fee                              0.25%
         Total Annual Portfolio Operating Expenses            0.98%

Federated Capital Appreciation Fund II (6a-e)
         Management Fees                                      0.85%
         Other Expenses                                       1.40%
         Shareholder Service Fee                              0.25%
         Total Annual Portfolio Operating Expenses            2.75%

Merrill Lynch Variable Series Funds, Inc. (7)(8)

Basic Value V.I. Fund
         Management Fees                                      0.60%
         Other Expenses                                       0.07%
         Total Annual Portfolio Operating Expenses            0.67%

Value Opportunities V.I. Fund
         Management Fees                                      0.75%
         Other Expenses                                       0.09%
         Total Annual Portfolio Operating Expenses            0.84%

Neuberger Berman Advisers Management Trust (4) (9)

AMT Balanced Portfolio
         Management Fees                                      0.85%
         Other Expenses                                       0.25%
         Total Annual Portfolio Operating Expenses            1.10%

AMT Growth Portfolio
         Management Fees                                      0.85%
         Other Expenses                                       0.11%
         Total Annual Portfolio Operating Expenses            0.96%

Vanguard(R) Variable Insurance Fund

Total Bond Market Index Portfolio

         Management Fees                                      0.13%
         Other Expenses                                       0.04%
         Total Annual Portfolio Operating Expenses            0.17%

Balanced Portfolio
         Management Fees                                      0.15%
         Other Expenses                                       0.11%
         Total Annual Portfolio Operating Expenses            0.26%

Small Company Growth Portfolio
         Management Fees                                      0.23%
         Other Expenses                                       0.23%
         Total Annual Portfolio Operating Expenses            0.46%
_______________________

(1)    American Century(R) Variable Portfolios - Class I Shares.
(2) This fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as the fund's assets increase.
(3) The Dreyfus Socially Responsible Growth Fund, Inc., The Dreyfus Stock Index Fund, Inc., Dreyfus Variable Investment Fund and Dreyfus Investment Portfolios - Initial Shares.
(4) All portfolios of Federated Insurance Series and Neuberger Advisers Management Trust ceased to be investment options on May 1, 2005. If you have already invested in any of these portfolios, you must select one or more alternative investment options to which you want to transfer your current investment in the terminated portfolios. You must transfer the entire amount invested in any of the terminated portfolios. If we have not already, we will contact you separately to inform you of the date by which you must notify us of the eligible investment option or options to which you want us to transfer your current investment in the terminated portfolios. Any investments which have not been transferred to an eligible investment option before the deadline we establish will be transferred for you to the Guaranteed Interest Account. We will send notice of the transfer deadline at least 60 days before the deadline date.
(5)    Federated Fund for U.S. Government Securities II.
       (a) The percentages shown are based on expenses for the entire fiscal year ended December 31, 2004. However, at the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser and shareholder service provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2004.
              o Total Waiver of Fund Expenses . . . . . . . . . . . . .  0.26%
              o Total Actual Annual Fund Operating Expenses
                (after waiver) . . . . . . . . . . . . . . . . . . . .   0.72%
       (b) The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.59% for the fiscal year ended December 31, 2004.
       (c) The Fund did not pay or accrue the shareholder services fee during the fiscal year of December 31, 2004. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2005.
(6) Federated Capital Appreciation Fund II - Primary Shares.
       (a) The percentages shown are based on expenses for the entire fiscal year ended December 31, 2004. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser, administrator, distributor and shareholder services provider waived and reimbursed certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2004.
              o Total Waivers and Reimbursement of Fund Expenses . . . . 1.72%
              o Total Actual Annual Fund Operating Expenses
                (after waivers and reimbursements) . . . . . . . . . . . 1.03%
       (b) The adviser voluntarily waived the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) was 0.00% for the fiscal year ending December 31, 2004.
       (c) The Fund's Primary Shares did not pay or accrue the distribution (12b-1) fee during the fiscal year ended December 31, 2004. The Fund has no present intention of paying or accruing the distribution (12b-1) fee during the fiscal year ending December 31, 2005.
       (d) The Fund's Primary Shares did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2004. The Fund has no present intention of paying or accruing the shareholder services fee for the Primary Shares during the fiscal year ending December 31, 2005.
       (e) The administrator voluntarily waived a portion of its fee and the adviser voluntarily reimbursed certain operating expenses of the Fund. The administrator and adviser can terminate this voluntary reimbursement and waiver at any time. Total other expenses paid by the Fund (after the anticipated voluntary reimbursement and waiver) are expected to be 1.03% for the fiscal year ending December 31, 2004.
(7) Merrill Lynch Variable Series Fund's, Inc. - Class I Shares.
(8) Merrill Lynch Investment Managers, Inc. ("MLIM") and Merrill Lynch Life Agency, Inc. ("MLLA") have entered into an agreement for Class I and Class II Shares, which limits certain operating expenses paid by the Fund, exclusive of any distribution fees imposed on Class II Shares, to 1.25% of its average daily net assets. Any such expenses in excess of 1.25% of average daily net assets will be reimbursed to the Funds by MLIM which, in turn, will be reimbursed by MLLA.
(9)    Neuberger Berman AMT Portfolios - Class I Shares


Examples

     These examples are intended to assist in comparing the cost of investing in the policy with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses (other than transfer fees and loan fees), contract fees, separate account annual expenses and portfolio fees and expenses.

     The examples assume an initial investment of $10,000 in the policy for the time periods indicated. The examples also assume that the investment has a 5% return each year and assume the maximum fees and expenses of the portfolios. Although the actual costs may be higher or lower, based on these assumptions, the examples show the expenses that would be paid on a $10,000 investment (a) if policy is surrendered at the end of each time period or (b) if a policy is not surrendered or a policy is annuitized at the end of the applicable time period.


                                                                                 Time Periods
                                                                                 ------------
                                                                 1 Year      3 Years       5 Years        10 Years
                                                                 ------      -------       -------        --------
American Fidelity Dual Strategy Fund, Inc (R)................(a) 1,032.90    1,300.13      1,630.34       2,587.90
                                                             (b)   232.90      714.80      1,219.25       2,587.90
American Century(R) Variable Portfolios
VP Balanced Fund.............................................(a) 1,072.99    1,413.54      1,822.93       2,988.46
                                                             (b)   272.99      835.22      1,420.02       2,988.46
VP Capital Appreciation Fund.................................(a) 1,082.99    1,441.68      1,870.45       3,085.89
                                                             (b)   282.99      865.09      1,469.56       3,085.89
VP Income & Growth Fund......................................(a) 1,052.97    1,357.01      1,727.14       2,790.38
                                                             (b)   252.97      775.20      1,320.16       2,790.38
VP Ultra(R) Fund.............................................(a) 1,082.99    1,441.68      1,870.45       3,085.89
                                                             (b)   282.99      865.09      1,469.56       3,085.89
VP International Fund........................................(a) 1,109.93    1,517.21      1,997.51       3,343.64
                                                             (b)   309.93      945.29      1,602.04       3,343.64

The Dreyfus Socially Responsible Growth Fund, Inc............(a) 1,064.99    1,390.97      1,784.73       2,909.75
                                                             (b)   264.99      811.25      1,380.20       2,909.75

The Dreyfus Stock Index Fund, Inc............................(a) 1,008.77    1,231.41      1,512.83       2,339.00
                                                             (b)   208.77      641.84      1,096.75       2,339.00

Dreyfus Variable Investment Fund
Growth and Income Portfolio..................................(a) 1,064.99    1,390.97      1,784.73       2,909.75
                                                             (b)   264.99      811.25      1,380.20       2,909.75
Small Company Stock Portfolio................................(a) 1,077.99    1,427.62      1,846.72       3,037.31
                                                             (b)   277.99      850.17      1,444.82       3,037.31
International Value Portfolio................................(a) 1,037.94    1,511.64      1,988.16       3,324.81
                                                             (b)   307.94      939.37      1,592.29       3,324.81

Dreyfus Investment Portfolios
Technology Growth Portfolio..................................(a) 1,067.99    1,399.44      1,799.07       2,939.35
                                                             (b)   267.99      820.25      1,395.15       2,939.35

Federated Insurance Series<F1>
Federated Fund For U.S. Government Securities II.............(a) 1,080.99    1,436.06      1,860.96       3,066.49
                                                             (b)   280.99      859.12      1,459.67       3,066.49
Federated Capital Appreciation Fund II.......................(a) 1,256.34    1,920.26      2,662.98       4,627.89
                                                             (b)   456.34    1,373.25      2,295.87       4,627.89
Merrill Lynch Variable Series Funds, Inc.
Basic Value V. I. Fund.......................................(a) 1,048.96    1,345.67      1,707.86       2,750.24
                                                             (b)   248.96      763.15      1,300.06       2,750.24
Value Opportunities V. I. Fund...............................(a) 1,065.99    1,393.80      1,789.51       2,919.63
                                                             (b)   265.99      814.25      1,385.19       2,919.63

Neuberger Berman Advisers Management Trust<F1>
AMT Balanced Portfolio.......................................(a) 1,092.98    1,469.73      1,917.72       3,182.24
                                                             (b)   292.98      894.87      1,518.84       3,182.24
AMT Growth Portfolio.........................................(a) 1,078.99    1,430.44      1,851.47       3,047.05
                                                             (b)   278.99      853.15      1,449.78       3,047.05
Vanguard(R) Variable Insurance Fund<F2>
Total Bond Market Index Portfolio............................(a)   999.70    1,205.51      1,468.39       2,243.96
                                                             (b)   199.70      614.34      1,050.42       2,243.96
Balanced Portfolio...........................................(a) 1,008.77    1,231.41      1,512.83       2,339.00
                                                             (b)   208.77      641.84      1,096.75       2,339.00
Small Company Growth Portfolio...............................(a) 1,028.88    1,288.72      1,610.86       2,546.87
                                                             (b)   228.88      702.68      1,198.94       2,546.87
____________________

<F1>
     All portfolios of Federated Insurance Series and Neuberger Advisers Management Trust ceased to be investment options on May 1, 2005. If you have already invested in any of these portfolios, you must select one or more alternative investment options to which you want to transfer your current investment in the terminated portfolios. You must transfer the entire amount invested in any of the terminated portfolios. If we have not already, we will contact you separately to inform you of the date by which you must notify us of the eligible investment option or options to which you want us to transfer your current investment in the terminated portfolios. Any investments which have not been transferred to an eligible investment option before the deadline we establish will be transferred for you to the Guaranteed Interest Account. We will send notice of the transfer deadline at least 60 days before the deadline date.

<F2>
     The portfolios of Vanguard(R) Variable Insurance Fund become available as investment options on May 1, 2005.


     We based annual expenses of the underlying portfolios on data provided by the portfolio companies for the year ended December 31, 2004. Except for American Fidelity Dual Strategy Fund, Inc.(R), we did not independently verify the data provided; however, we did prepare the examples.

     The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future performance.


                         CONDENSED FINANCIAL INFORMATION

     During the accumulation phase, we calculate the value of each policy owner's share of different sub-accounts with a unit of measurement called an accumulation unit. The table below sets forth the accumulation unit values as of January 1 and December 31 for each year since the later of (1) 1998 (when Separate Account B began operating) and (2) the year that the sub-account began operations. An explanation of how we calculate the value of an accumulation unit is located on page 14.

                                                            Sub-account                              Number of
                                                            Unit Value          Sub-account         Sub-account
                                                                at             Unit Value at         Units at
                                                            January 1,          December 31,       December 31,
                                                           --------------      ---------------    ----------------
AMERICAN CENTURY VARIABLE PORTFOLIOS
VP Balanced Fund<F1>
         2001............................................      $ 10.000           $  9.651            36,514
         2002............................................      $  9.651           $  8.599            81,687
         2003............................................      $  8.599           $ 10.119           126,257
         2004............................................      $ 10.119           $ 10.943           176,890
VP Capital Appreciation Fund <F1>
         2001............................................      $ 10.000           $  8.226            10,356
         2002............................................      $  8.226           $  6.385            25,397
         2003............................................      $  6.385           $  7.578            42,236
         2004............................................      $  7.578           $  8.031            63,361
VP Income & Growth Fund <F1>
         2001............................................      $ 10.000           $  9.140            14,457
         2002............................................      $  9.140           $  7.260            27,264
         2003............................................      $  7.260           $  9.251            58,478
         2004............................................      $  9.251           $ 10.297            86,484
VP International Fund <F1>
         2001............................................      $ 10.000           $  8.439             5,151
         2002............................................      $  8.439           $  6.619            13,646
         2003............................................      $  6.619           $  8.119            25,478
         2004............................................      $  8.119           $  9.192            38,683
VP Ultra Fund <F1>
         2001............................................      $ 10.000           $  8.992            21,801
         2002............................................      $  8.992           $  6.847            55,288
         2003............................................      $  6.847           $  8.424            90,216
         2004............................................      $  8.424           $  9.185           133,120
American Fidelity Dual Strategy FUND, INC.(R)<F2>
         1999............................................      $ 10.000           $ 10.827           117,520
         2000............................................      $ 10.827           $ 10.705           395,899
         2001............................................      $ 10.705           $  9.351           694,276
         2002............................................      $  9.351           $  6.904         1,037,323
         2003............................................      $  6.904           $  8.528         1,344,082
         2004............................................      $  8.528           $  9.086         1,539,678
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
         1998............................................      $ 10.000           $ 13.216            45,112
         1999............................................      $ 13.216           $ 16.935           138,362
         2000............................................      $ 16.935           $ 14.842           394,034
         2001............................................      $ 14.842           $ 11.320           766,867
         2002............................................      $ 11.320           $  7.924         1,135,310
         2003............................................      $  7.924           $  9.836         1,411,981
         2004............................................      $  9.836           $ 10.291         1,564,613

THE DREYFUS STOCK INDEX FUND, INC.
         1998............................................      $ 10.000           $ 12.881           132,663
         1999............................................      $ 12.881           $ 15.303           426,172
         2000............................................      $ 15.303           $ 13.676           835,502
         2001............................................      $ 13.676           $ 11.831         1,239,428
         2002............................................      $ 11.831           $  9.049         1,696,711
         2003............................................      $  9.049           $ 11.443         2,110,659
         2004............................................      $ 11.443           $ 12.472         2,435,599

DREYFUS TECHNOLOGY GROWTH PORTFOLIO<F1>
         2001............................................      $ 10.000           $  8.133            11,448
         2002............................................      $  8.133           $  4.854            35,608
         2003............................................      $  4.854           $  7.219            86,639
         2004............................................      $  7.219           $  7.144           149,677

DREYFUS VARIABLE INVESTMENT FUND
Growth and Income Portfolio
         1998............................................      $ 10.000           $ 11.423            55,399
         1999............................................      $ 11.423           $ 13.153           140,249
         2000............................................      $ 13.153           $ 12.467           250,767
         2001............................................      $ 12.467           $ 11.564           373,878
         2002............................................      $ 11.564           $  8.506           503,816
         2003............................................      $  8.506           $ 10.606           616,212
         2004............................................      $ 10.606           $ 11.229           691,609
Small Company Stock Portfolio
         1998............................................      $ 10.000           $  9.733            38,646
         1999............................................      $  9.733           $ 10.605            78,432
         2000............................................      $ 10.605           $ 11.338           118,262
         2001............................................      $ 11.338           $ 10.998           165,204
         2002............................................      $ 10.998           $  8.698           203,864
         2003............................................      $  8.698           $ 12.248           236,722
         2004............................................      $ 12.248           $ 14.301           265,944
International Value Portfolio<F2>
         1999............................................      $ 10.000           $ 11.925             6,860
         2000............................................      $ 11.925           $ 11.314            26,819
         2001............................................      $ 11.314           $  9.672            56,210
         2002............................................      $  9.672           $  8.363            79,758
         2003............................................      $  8.363           $ 11.234           101,663
         2004............................................      $ 11.234           $ 13.282          126,127

FEDERATED INSURANCE SERIES
Federated Fund for U.S. Government Securities  II<F1>
         2001............................................      $ 10.000           $ 10.291            38,323
         2002............................................      $ 10.291           $ 11.055            88,566
         2003............................................      $ 11.055           $ 11.148           142,208
         2004............................................      $ 11.148           $ 11.378           191,570
Federated Capital Appreciation Fund II<F1>
         2001............................................      $ 10.000           $  8.281             2,490
         2002............................................      $  8.281           $  6.285             8,273
         2003............................................      $  6.285           $  7.672            15,531
         2004............................................      $  7.672           $  8.117            21,040

MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
Basic Value V.I. Fund<F2>
         1999............................................      $ 10.000           $  9.973             4,710
         2000............................................      $  9.973           $ 11.067            17,180
         2001............................................      $ 11.067           $ 11.366            66,644
         2002............................................      $ 11.366           $  9.207           153,166
         2003............................................      $  9.207           $ 12.085           257,674
         2004............................................      $ 12.085           $ 13.223           386,872
Value Opportunities V.I. Fund
         1998............................................      $ 10.000           $  9.379             8,913
         1999............................................      $  9.379           $ 12.368            23,027
         2000............................................      $ 12.368           $ 13.981            49,990
         2001............................................      $ 13.981           $ 17.888           119,801
         2002............................................      $ 17.888           $ 13.435           214,238
         2003............................................      $ 13.435           $ 18.915           297,114
         2004............................................      $ 18.915           $ 21.425           402,337

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
AMT Balanced Portfolio<F1>
         2001............................................      $ 10.000           $  9.482            36,090
         2002............................................      $  9.482           $  7.739            41,807
         2003............................................      $  7.739           $  8.864            57,656
         2004............................................      $  8.864           $  9.545            72,179
AMT Growth Portfolio<F1>
         2001............................................      $ 10.000           $  8.342             6,289
         2002............................................      $  8.342           $  5.657            18,478
         2003............................................      $  5.657           $  7.323            26,700
         2004............................................      $  7.323           $  8.411            37,685
______________________

<F1>
     This sub-account began operations on May 1, 2001.
<F2>
     This sub-account began operations on May 1, 1999.


     The table above does not include information for the following investment options which become available on May 1, 2005:

         Vanguard(R) Variable Insurance Fund

               Total Bond Market Index Portfolio
               Balance Portfolio
               Small Company Growth Portfolio

     All portfolios of Federated Insurance Series and Neuberger Advisers Management Trust ceased to be investment options on May 1, 2005. If you have already invested in any of these portfolios, you must select one or more alternative investment options to which you want to transfer your current investment in the terminated portfolios. You must transfer the entire amount invested in any of the terminated portfolios. If we have not already, we will contact you separately to inform you of the date by which you must notify us of the eligible investment option or options to which you want us to transfer your current investment in the terminated portfolios. Any investments which have not been transferred to an eligible investment option before the deadline we establish will be transferred for you to the Guaranteed Interest Account. We will send notice of the transfer deadline at least 60 days before the deadline date.

                          REVENUE SHARING ARRANGEMENTS

     We, or one or more of our affiliates, may receive additional cash payments from one or more of the portfolio companies in exchange for providing certain administrative services. In consideration for these payments, we agree to perform services such as shareholder servicing, sub-administration and record-keeping, as well as various other administrative services. These payments do not constitute payment in any manner for investment advisory services and are not otherwise related to investment advisory or distribution services or expenses. These payments are sometimes referred to as "revenue sharing." We currently have revenue sharing agreements with Merrill Lynch Asset Management, L.P., The Dreyfus Corporation, American Century Investment Services, Inc., Federated Securities Corp. and Neuberger Berman Management Inc. Our sales people do not receive any additional compensation for selling one fund over another, and they don't give any special preference to a fund just because that fund has a more favorable revenue sharing arrangement with us.

     In connection with your fund purchase, we, or one or more of our affiliates, are entitled to receive a percentage of the purchased fund's average daily net assets maintained for our policy holders. These percentages differ based upon the terms of our agreements with the funds as denoted below. We have entered into revenue sharing arrangements with the following funds:

Portfolio Company                            Revenue Sharing %
-----------------                            ------------------

Merrill Lynch Asset Management, L.P.         0.10%

American Century Investment Services, Inc.   0.20% on assets over $10 million

The Dreyfus Corporation                      0.15% on assets up to $25 million
                                             0.20% on assets over $25 million

Federated Securities Corp.                   0.25%

Neuberger Berman Management Inc.             0.15%

                       THE AFADVANTAGE VARIABLE ANNUITY(R)

Owning an AFAdvantage Variable Annuity(R) Policy

     As the owner of an AFAdvantage Variable Annuity(R) policy, you have all the rights under the policy; however, you can name a new policy owner. A change of owner will revoke any prior designation of owner. Ownership changes must be sent to our home office on an acceptable form. The change will go into effect at the time the form is signed, subject to any payments we make or other actions we take before we record it. We will not be liable for any payment made or action taken before we record a change in ownership. The policy owner designated at the time the policy is issued will remain the owner unless changed. A change of ownership may be a taxable event. If your policy is issued pursuant to a qualified plan, your ability to change ownership may be limited.

     Spouses may own a policy jointly. Upon the death of either owner, the surviving spouse will be the primary beneficiary. If a non-spouse is designated as the beneficiary of a jointly owned policy, the designation will be treated as creating a contingent beneficiary unless otherwise indicated in a form we accept.

Naming a Beneficiary

     The beneficiary is the person or entity that you name to receive the benefit of your policy upon the death of the annuitant. If the beneficiary and the annuitant die at the same time, we will assume that the beneficiary died first for purposes of paying any death benefits.

     The beneficiary is named at the time the policy is issued, but you can change the beneficiary of your policy at any time during the annuitant's life unless you name that person as an irrevocable beneficiary. The interest of an irrevocable beneficiary cannot be changed without his or her consent. To change your beneficiary, you must send a request to our home office on a form we accept. The change will go into effect when signed, subject to any payments we make or action we take before we record the change. A change cancels all prior beneficiaries, except any irrevocable beneficiaries. The interest of the beneficiary will be subject to any assignment of the policy which is binding on us, and any annuity option in effect at the time of the annuitant's death.

Assigning the Policy

     During the annuitant's life, you can assign some or all of your rights under the policy to someone else. A signed copy of the assignment must be sent to our home office on a form we accept. The assignment will go into effect when it is signed, subject to any payments we make or other actions we take before we record it. We are not responsible for the validity or effect of any assignment. If there are irrevocable beneficiaries, you need their consent before assigning your ownership rights in the policy. Any assignment made after the death benefit has become payable will be valid only with our consent. If the policy is assigned, your rights may only be exercised with the consent of the assignee of record. An assignment may be a taxable event.

     If the policy is issued pursuant to a qualified plan, your ability to assign it may be limited.

Voting Rights

     Although we legally own the portfolios' shares, we believe that we must get instructions from you and the other policy owners about how to vote the shares when a portfolio company solicits proxies in conjunction with a shareholder vote. When we receive your instructions, we will vote all of the shares we own in proportion to those instructions. If we determine that we are no longer required to seek the policy owners' instructions, we will vote the shares in our own right.

            HOW TO PURCHASE AN AFADVANTAGE VARIABLE ANNUITY(R) POLICY

Purchase Payments

     When you invest to buy a policy, you are making your initial purchase payment. Once we receive your initial purchase payment and application, we will issue your policy and allocate your initial purchase payment among the investment options according to your instructions within two business days. We will contact you if you do not provide all of the required information in your application. If we are unable to complete the initial application process within five business days, we will either return your money or get your permission to keep it until we obtain all of the necessary information. If we receive your purchase payment by 3:00 p.m., Central Time, we will apply same day pricing to determine the number of sub-account accumulation units to credit to your account. We reserve the right to reject any application or purchase payment. At the time you buy the policy, the annuitant cannot be older than 85 years old, or the maximum age permitted under state law.

     After your initial purchase payment, you may make purchase payments at any time during the accumulation phase. In accordance with the policy, these payments will be credited to your policy within one business day. The minimum amount of each purchase payment, including your initial payment, is $25. You may increase, decrease or change the amount of your purchase payments at any time, in accordance with the policy. Your policy will not lapse if no purchase payments are made in a policy year. All payment allocations among the investment options must be in whole percentages.

Accumulation Units

     Each sub-account has its own value. If you allocate your purchase payments to any of the variable investment options, the value of that portion of your policy will fluctuate depending upon the investment performance of the portfolio(s) corresponding with the sub-account(s) to which you allocated your purchase payments. (The same thing is not true if you invest solely in the Guaranteed Interest Account.) The value of your policy will also depend on the expenses of the policy. In order to keep track of the value of your interest in the sub-accounts during the accumulation phase, we use a measurement called an accumulation unit. We use this value to determine the number of sub-account accumulation units represented by your investment in a sub-account.

     We calculate the value of accumulation units after the New York Stock Exchange closes and then credit the participant account accordingly. On each day that both the New York Stock Exchange and American Fidelity Assurance Company are open, we determine the value of an accumulation unit for each sub-account by multiplying the accumulation unit value for the previous period by a factor for each sub-account for the current period. The factor for each sub-account is determined by:

     o dividing the value of the underlying portfolio share at the end of the current period, including the value of any dividends or gains per share for the current period, by the value of an underlying portfolio share for the previous period; and

     o subtracting from that amount any mortality and expense risk, administrative and distribution expense charges.

     The value of an accumulation unit relating to any sub-account may go up or down from day to day.

     When you make a purchase payment, we credit your policy with accumulation units using the accumulation unit value next determined after we receive the purchase payment. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to a sub-account by the value of the accumulation unit for that sub-account.

     The following example illustrates how we calculate the number of accumulation units that should be credited to your participant account when you make a purchase payment.

Example

     On Thursday, we receive an additional purchase payment of $100 from you. You allocate this amount to the Dreyfus Stock Index Fund, Inc. When the New York Stock Exchange closes on that Thursday, we determine that a sub-account accumulation unit for The Dreyfus Stock Index Fund, Inc. is valued at $10.75. To determine the increased value of your policy, we divide $100 by $10.75 and credit your policy on Thursday night with 9.30 accumulation units for The Dreyfus Stock Index Fund, Inc. sub-account.

                       RECEIVING PAYMENTS FROM THE ANNUITY

Annuity Date

     Any time after you invest in a policy, you can select an annuity date, which is the month and year in which you will begin receiving regular monthly income payments from the annuity. You must notify us of your desired annuity date at least 30 days before you want to begin receiving annuity payments. You may change the annuity date by written request any time before the original annuity date. Any change must be requested at least 30 days before the new annuity date.

     The duration of your annuity period will impact the amount of your monthly annuity payments. Choosing an early annuity date may increase the duration of your annuity period, which will decrease the amount of your monthly annuity payments.

     The earliest date you may request commencement of your annuity payments is 30 days after we issue your annuity policy. The annuity date may not be later than your 85th birthday (or the annuitant's birthday, if you are not the annuitant) or the maximum date permitted under state law, whichever is earlier. If your policy is issued pursuant to a qualified plan, you are generally required to select an annuity date that occurs by April 1 of the calendar year following either the calendar year in which you retire or the calendar year in which you turn 70 1/2, whichever comes later (or age 70 1/2 if the policy is issued pursuant to an Individual Retirement Annuity). In addition, the annuity date is subject to the limitations described under "Tax Treatment of Withdrawals -- Tax-Deferred Annuities and 401(k) Plans" on page 27 of this Prospectus, if the policy is issued pursuant to such an annuity or plan.

Selecting an Annuity Option

     We offer various income plans for your annuity payments. We call these annuity options. The annuity options allow you to choose the form of annuity payments you receive. In order to receive annuity payments under an annuity option, you must give us notice of the annuity option of your choice at least 30 days before the annuity date. If no option is selected, we will make annuity payments to you in accordance with Option 2 below and the full value of your policy will be paid out in 120 monthly payments. Prior to the annuity date, you may change the annuity option selected by written request. Any change must be requested at least 30 days prior to the annuity date. If an option is based on life expectancy, we will require proof of the payee's date of birth. If a policy is issued pursuant to a qualified plan, you may be required to obtain spousal consent to elect an annuity option other than a joint and survivor annuity.

     You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change your annuity option.

OPTION 1    Lifetime Only         We will make monthly payments during the life of the
            Annuity               annuitant.  If this option is elected, payments will stop when the annuitant dies.

OPTION 2    Lifetime Annuity      We will make monthly payments for the guaranteed period
            with Guaranteed       selected during the life of the annuitant.  When the annuitant
            Periods               dies, any amounts remaining under the guaranteed period selected will be distributed to the beneficiary at least as rapidly as they were being paid as of the date of the annuitant's death. The guaranteed period may be 10 years or 20 years.

OPTION 3    Joint and Survivor    We will make monthly payments during the joint lifetime of
            Annuity               two people, usually husband and wife, whose lives are the subject of the policy. Generally, when an annuity option is based on two lives instead of one, the amount of the monthly annuity income is less during the joint lifetime of the annuitants than it would be otherwise. Payments will continue during the lifetime of the survivor of those two people and will be computed on the basis of 100%, 66 2/3% or 50% of the annuity payment in effect originally. If the annuitants choose a reduced payment to the surviving annuitant, fixed annuity payments will be equal to 66 2/3% or
                                  50%, as applicable, of the fixed annuity payment during the period while both annuitants were still living; while variable annuity payments will be determined using 66 2/3% or 50%, as applicable of the number of annuity units credited to the participant as of the date of the death of the first annuitant.

OPTION 4    Period Certain        We will make monthly payments for a specified period.  The specified period must be at least five years and cannot be more than 30 years.  This option is available as a fixed annuity only.

Annuity Payments

     Annuity payments are paid in monthly installments. Annuity payments can be made under Options 1, 2 or 3 on a variable basis (which means they will be based on the investment performance of the variable investment options) and/or on a fixed basis (which means they will come from the Guaranteed Interest Account). Payments under Option 4 can only come from the Guaranteed Interest Account (fixed annuity). Depending on your election, the value of your policy (adjusted for the policy maintenance charge and any taxes) will be applied to provide the annuity payment. If no election has been made 30 days prior to the annuity date, amounts in the Guaranteed Interest Account will be used to provide a fixed annuity and amounts in the variable investment options will be used to provide a variable annuity.

     If you choose to have any portion of your annuity payments come from the variable investment options, the dollar amount of each of your monthly payments will depend upon three things:

     o the value of your policy in the variable investment options on the annuity date,

     o the assumed investment rate used in the annuity table for the policy, and

     o the performance of the portfolios that correspond with the sub-accounts you selected.

     More than one assumed investment rate is available. You may select either 1%, 3% or 5%. If one is not chosen, the assumed investment rate will be 3%. If the actual performance exceeds your chosen assumed investment rate, your annuity payments will increase. Similarly, if the actual rate is less than your chosen assumed investment rate, your annuity payments will decrease. If you choose a higher assumed investment rate, your initial annuity payment will be higher. Subsequent payments will be only slightly higher when actual performance (less any deductions and expenses) is more than the assumed rate and will decrease more rapidly when actual performance (less any deductions and expenses) is less than the assumed rate. The amount of the first annuity payment will depend on the annuity option elected and the age of the annuitant at the time the first payment is due.

                               INVESTMENT OPTIONS

     When you buy an AFAdvantage Variable Annuity(R) policy, you can allocate the money you invest under the policy to our Guaranteed Interest Account and any one or more of Separate Account B's sub-accounts. Each of the sub-accounts is a variable investment option and corresponds with one of the portfolios listed below. Additional sub-accounts may be available in the future.

---------------------------------------------------- -------------------------------- ----------------------------------------------
                                                                 TYPE OF                           INVESTMENT ADVISOR/
                       NAME                                 PORTFOLIO COMPANY                          SUB-ADVISOR
---------------------------------------------------- -------------------------------- ----------------------------------------------
American Fidelity Dual Strategy Fund, Inc.(R)        Open-end, diversified,           Advisor:  American Fidelity Assurance Company
(Call 800-662-1106 to request portfolio prospectus)  management investment company
                                                                                      Sub-Advisors:  Seneca Capital Management, LLC
                                                                                      and Todd Investment Advisers, Inc.
---------------------------------------------------- -------------------------------- ----------------------------------------------
American Century(R) Variable Portfolios              Open-end, management             Advisor:  American Century Investment
Portfolios available under AFAdvantage Variable      investment company offering      Management, Inc.
Annuity(R) policy:                                   one or more portfolios
o        VP Balanced Fund                            available under the              Sub-Advisor:  None
o        VP Capital Appreciation Fund                AFAdvantage Variable Annuity(R)
o        VP Income & Growth Fund
o        VP Ultra(R) Fund
o        VP International Fund
(Call 800-345-6488 to request portfolio prospectus)
---------------------------------------------------- -------------------------------- ----------------------------------------------
The Dreyfus Socially Responsible                     Open-end, diversified,           Advisor:  The Dreyfus Corporation
 Growth Fund, Inc.                                   management investment company
(Call 800-554-4611 to request portfolio prospectus)
---------------------------------------------------- -------------------------------- ----------------------------------------------
The Dreyfus Stock Index Fund, Inc.                   Open-end management investment   Advisor:  The Dreyfus Corporation
(Call 800-554-4611 to request portfolio prospectus)  company
                                                                                      Index Fund Manager:  Mellon Equity Associates
                                                                                      (affiliate of The Dreyfus Corporation)
---------------------------------------------------- -------------------------------- ----------------------------------------------
Dreyfus Variable Investment Fund                     Open-end, management             Advisor:  The Dreyfus Corporation
Portfolios available under AFAdvantage Variable      investment company offering
Annuity(R) policy:                                   one or more portfolios           Sub-Advisor:  None
o        Growth and Income Portfolio                 available under the
o        Small Company Stock Portfolio               AFAdvantage Variable Annuity(R)
o        International Value Portfolio
(Call 800-554-4611 to request portfolio prospectus)
---------------------------------------------------- -------------------------------- ----------------------------------------------
Dreyfus Investment Portfolios                        Open-end, management             Advisor:  The Dreyfus Corporation
Portfolios available under AFAdvantage Variable      investment company offering
Annuity(R) policy:                                   one or more portfolios           Sub-Advisor:  None
o        Technology Growth Portfolio                 available under the
(Call 800-554-4611 to request portfolio prospectus)  AFAdvantage Variable Annuity(R)
---------------------------------------------------- -------------------------------- ----------------------------------------------
Merrill Lynch Variable Series Funds, Inc.            Open-end, management             Advisor:  Merrill Lynch Investment Managers,
Portfolios available under AFAdvantage Variable      investment company offering      L.P.
Annuity(R) policy:                                   one or more separate funds
o        Basic Value V. I. Fund                      available under the              Sub-Advisor:  None
o        Value Opportunities V. I. Fund              AFAdvantage Variable Annuity(R)
(Call 800-MER-FUND (637-3863) to request portfolio
prospectus)
---------------------------------------------------- -------------------------------- ----------------------------------------------
Vanguard(R) Variable Insurance Fund                  Open-end management investment   Advisor of Vanguard Total Bond Market Index
Portfolios available under AFAdvantage Variable      company offering one or more     Portfolio:  The Vanguard Fixed Income Group
Annuity(R)  policy:                                  portfolios available under the
o        Total Bond Market Index Portfolio           AFAdvantage Variable Annuity(R)  Sub-Advisor:  None
o        Balanced Portfolio
o        Small Company Growth Portfolio                                               Advisor of Vanguard Balanced Portfolio:
(Call 800-210-6348 to request portfolio prospectus)                                   Wellington Management Company, LLC

                                                                                      Sub-Advisor:  None

                                                                                      Advisor of Vanguard Small Company Growth
                                                                                      Portfolio:  Granahan Investment Management,
                                                                                      Inc., and Grantham, Mayo, Van Otterloo & Co.
                                                                                      LLC

                                                                                      Sub-Advisor:  None
---------------------------------------------------- -------------------------------- ----------------------------------------------


     Shares of each of the portfolio companies are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated. None of the portfolio companies believe that offering its shares in this manner will be disadvantageous to you. Nevertheless, the board of trustees or the board of directors, as applicable, of each portfolio company intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and in order to determine what action, if any, should be taken. If such a conflict were to occur, one or more of the insurance company separate accounts might withdraw their investments from a portfolio company. An irreconcilable conflict might result in the withdrawal of a substantial amount of a portfolio's assets which could adversely affect such portfolio's net asset value per share.

     You should read the prospectuses for the portfolios carefully before investing. The prospectuses contain detailed information about the investment options. You may get copies of the prospectuses by calling the telephone numbers set forth in the table on the previous page. You can also get a copy of the Statement of Additional Information for any of the portfolios by calling the telephone numbers on the previous page, or by contacting us at the address and phone number on the cover of this prospectus.

     Interests in the Guaranteed Interest Account are not registered under the Securities Act of 1933 because of certain exemptive and exclusionary provisions. The Guaranteed Interest Account also is not registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the Guaranteed Interest Account nor any interests in it are subject to the provisions of these Acts. The SEC staff has not necessarily reviewed the disclosure in this prospectus relating to the Guaranteed Interest Account. Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Substitution

     At our discretion, we may substitute another eligible investment option for any one of the portfolios available under the AFAdvantage Variable Annuity(R) policy. If we decide to make a substitution, we will give you notice of our intention.

Transfers

     At your direction, we will make transfers between any of the investment options to which you have allocated money. We reserve the right to limit the number of transfers that may be made. All of the transfers you make in any one day count as one transfer. If you transfer funds between investment options, we will not be liable for transfers we make at your direction. All transfers must be in whole percentages. We reserve the right, at any time and without prior notice, to end, suspend or change the transfer privilege, in which case we will provide written notice of any such action.

     Transfers During the Accumulation Phase. If you make more than 12 transfers in a policy year, we will deduct a transfer fee. The fee is $25 per transfer or 2% of the amount transferred, whichever is less. In order to make a transfer, you must transfer at least $500 from the investment option from which you are making the transfer, unless the full amount of your participant account is valued at less than $500, in which case you must transfer the entire amount. All transfers must be in whole percentages.

     Transfers During the Annuity Phase. During the annuity phase, you may only make one transfer in each policy year. You may make transfers among the variable investment options or from any of the variable investment options to the Guaranteed Interest Account option. There is no transfer fee charged for the one transfer. You cannot make a transfer from the Guaranteed Interest Account Option to a variable investment option.

Automatic Dollar Cost Averaging

     Our automatic dollar cost averaging system allows you to transfer an established amount of money each quarter from one investment option to another. The minimum amount that may be transferred from an investment option in this way is $500. Only one investment option can be used as a source of the transfer. By transferring the same amount on a regular schedule instead of transferring the entire amount at one time, you may be less susceptible to the impact of market fluctuations. Automatic dollar cost averaging is only available during the accumulation phase.

     If you participate in automatic dollar cost averaging, the transfers made under the program are taken into account in determining any transfer fee; however, no other fees are charged.

Asset Rebalancing

     After you allocate your money to different investment options, the performance of the different investment options may cause the allocation of your total investment to shift. At your direction, we will automatically rebalance your policy to return it to your original percentage allocations. If you request our asset rebalance service, we will make any necessary transfers on the first day after the end of your policy year. Asset rebalancing is only available during the accumulation phase. If you participate in the asset rebalancing program, the transfers we make for you are taken into account in determining any transfer fee, however, no other fees are charged.


Market Timing Policy

     Market timing policies are designed to address the excessive short-term trading of investment company securities by a policy owner or policy owners that may be harmful to the remaining policy owners. Although market timing by policy owners is generally not illegal, we are aware that successful market timers may, in some circumstances, make profits at the expense of passive policy owners who engage in various long-term or passive investment strategies. We have identified the possibility that policy owners may attempt to use market timing strategies in connection with Separate Account B.

     Market timing can be accomplished by switching back and forth between sub-accounts. We assess a charge against policy owners who make transfers between sub-accounts more than 12 times per year, which should serve as a deterrent to market timing activities. Additionally, we monitor the activities of policy owners, and have processes in place to detect and prevent market timing. For example, we have a policy against accepting telephone transfers between accounts. We also have a policy requiring our personnel to maintain a record of all policy owner orders received between 2:45 p.m. and 3:00 p.m. Central Time pursuant to individual wire transfer contributions, walk-in withdrawals and interfund transfer requests received by electronic means (i.e., facsimile). This record is reviewed monthly and any suspicious patterns are reported and subjected to additional review.


                                    EXPENSES

     Some charges and expenses that exist in connection with the policy will reduce your investment return. You should carefully read this section for information about these expenses.

Insurance Charges

     We deduct insurance charges each day. We include the insurance charge deduction in our calculation of the value of the accumulation and annuity units. The insurance charges include:

     o    mortality and expense risk;

     o    administrative expense; and

     o    distribution expense.

     Mortality and Expense Risk Charge. The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the average daily value of the policy invested in a sub-account, after expenses are deducted. This charge also compensates us for all the insurance benefits provided by your policy, including the guarantee of annuity rates, the death benefits, and certain other expenses, related to the policy, and for assuming the risk that the current charges will not be sufficient in the future to cover the cost of administering the policy.

     Administrative Charge. The administrative charge is equal, on an annual basis, to .15% of the average daily value of the policy invested in a sub-account, after expenses are deducted. We may increase this charge, but it will never be more than .25% of the average daily value of your participant account invested in a sub-account. This charge, together with the policy maintenance charge described below, is for all the expenses associated with the policy's administration. Some examples of these expenses include: preparing the policy, confirmations, annual reports and statements, maintaining policy records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

     Distribution Expense Charge. The distribution expense charge is equal, on an annual basis, to .10% of the average daily value of the policy invested in a sub-account, after expenses are deducted. We may increase this charge, but it will never be more than .25% of the average daily value of your participant account invested in a sub-account. This charge compensates us for the costs associated with distributing the policies.

Withdrawal Charge

     Any withdrawals you make may be subject to a withdrawal charge. The withdrawal charge compensates us for expenses associated with selling the policy. During the accumulation phase, you can make withdrawals from your policy in the manner described in "Withdrawals." During the first policy year, we charge a withdrawal fee for each withdrawal. After the first policy year, you may withdraw up to 10% of the value of your policy one time during each policy year without incurring a withdrawal charge. The free withdrawal cannot be carried forward from one policy year to the next. The withdrawal charge is a percentage of the amount withdrawn in excess of the free withdrawal amount as shown in the Fee Table on page 3.

     We calculate the withdrawal charge at the time of each withdrawal. The withdrawal charge will never exceed 8% of the total purchase payments. The charge for partial withdrawals will be deducted from the value of your policy remaining. No withdrawal charge will be applied when a death benefit is paid or we make a payment under any annuity option providing at least seven annual payments or 72 monthly payments.

     NOTE: For tax purposes, withdrawals are considered to have come from the last money you put into the policy. Accordingly, for tax purposes, earnings are considered to come out of your policy first. There are restrictions on when you can withdraw from a qualified plan known as a Section 403(b) tax-deferred annuity or a 401(k) plan. For more information, you should read "Taxes" beginning on page 25 and the related discussion in our Statement of Additional Information.

     We may reduce or eliminate the withdrawal charge if we sell the policy under circumstances which reduce its sales expenses. These circumstances might include a large group of individuals that intend to purchase the policy or a prospective purchaser who already has a relationship with us. We do not deduct withdrawal charges for policies issued to our officers, directors or employees or to any of our affiliates. Any circumstances resulting in the reduction or elimination of the withdrawal charge requires our prior approval.

Transfer Charge

     There is no charge for the first 12 transfers in a policy year during the accumulation phase and no charge for the one transfer allowed each policy year during the annuity phase; thereafter, the fee is the lesser of $25 or 2% of the amount transferred, whichever is less. Systematic transfers occurring as a result of automatic dollar cost averaging or asset rebalancing are taken into account when determining any transfer fees assessed.

Policy Maintenance Charge and Portfolio Expenses

     We deduct $30 from your policy every year as a policy maintenance charge. Although we reserve the right to change the policy maintenance charge, it will never be more than $36 per year. The charge will be deducted pro-rata from the investment options you have chosen. During the accumulation phase, the policy maintenance charge will be deducted each year on your policy anniversary date. During the annuity phase, we will deduct the charge pro-rata from your annuity payments. If you make a total withdrawal any time other than on a policy anniversary date, the full policy maintenance charge will be deducted.

     There are also deductions from and expenses paid out of the assets of the various portfolios which are described in the prospectuses for the portfolios.

Taxes

     If we have to pay state or other governmental entity (e.g., municipalities) premium taxes or similar taxes relating to your policy, we will deduct the amount of the tax from your policy. Some of these taxes are due when the policy is issued; others are due when your annuity payments begin. We pay any premium taxes when they become payable to the states. Premium taxes generally range from 0% to 3.5%, depending on the state.

     We will also deduct from the policy any income taxes which we incur as a result of the policy. Currently, we are not making any such deductions.

                                   WITHDRAWALS

     You may withdraw cash from the annuity by redeeming all or part of the accumulation units in your participant account at any time before we begin making annuity payments to you. You can make partial and total withdrawals only during the accumulation phase of your policy. Any partial withdrawal must be at least $250, although we may make exceptions for hardship. The redemption value of your account is equal to the value of the accumulation units in your account next computed after we receive the request for withdrawal. The withdrawal charge, the policy maintenance charge and any taxes due will be deducted from the amount withdrawn before you receive it. We will deduct an equal dollar amount of the money you withdraw pro-rata from each of your investment options. If you do not want the withdrawal to come from each of your investment options equally, you must tell us using a form we accept. After a withdrawal, the value of your policy cannot be less than $100. Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.

     If you make a withdrawal request, and we receive your request prior to 4:00 p.m. Eastern Time, your withdrawal request will be processed on the same day. Withdrawal requests received after 4:00 p.m. Eastern Time will be processed on the next day. Withdrawal proceeds will be delivered to you by U.S. mail and, generally, will be delivered within three to five days of the date on which we receive your withdrawal request.

     Restrictions exist concerning when you can withdraw money from a qualified plan referred to as a 403(b) Tax-Deferred Annuity or 401(k) plan. For a more complete explanation, see "Taxes" and the discussion in our Statement of Additional Information.

Systematic Withdrawal Program

     After you have owned your policy for one year, you can participate in our systematic withdrawal program. If you participate in this program you cannot exercise the 10% free withdrawal option discussed on page 21. If you withdraw more than the 10% free withdrawal amount using the systematic withdrawal program, you will incur a withdrawal charge. During the policy year in which systematic withdrawals begin, the 10% free withdrawal amount will be based on the value of your policy on the business day before you request systematic withdrawals. After your first year in the withdrawal program, the free withdrawal amount will be based on the value of your policy on the most recent policy anniversary. Systematic withdrawals can be made monthly, quarterly or semi-annually. The $250 minimum withdrawal discussed above does not apply to withdrawals made under the systematic withdrawal program. We reserve the right to limit the terms and conditions under which systematic withdrawals can be elected and to stop offering any or all systematic withdrawals at any time. Income taxes and tax penalties may apply to systematic withdrawals.

Suspension of Payments or Transfers

     We may be required to suspend or postpone payments or withdrawals or transfers for any period when:

     o the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     o    trading on the New York Stock Exchange is restricted;

     o an emergency exists as a result of which disposal of the fund shares is not reasonably practicable or we cannot reasonably value the fund shares; or

     o during any other period when, by order, the Securities and Exchange Commission permits such suspension or postponement for the protection of owners.

     We reserve the right to defer payment for a withdrawal or transfer from the Guaranteed Interest Account for the period permitted by law but not for more than six months.

                                      LOANS

     If you purchased your policy under a 403(b) tax-deferred annuity qualified plan and have allocated purchase payments to the Guaranteed Interest Account, we may make a loan to you at any time before you begin receiving annuity payments; however, we will not make any loans during your first policy year. The value of your policy in the Guaranteed Interest Account serves as the security for the loan. The loan cannot be more than $50,000 or one-half of the value of your policy in the Guaranteed Interest Account, whichever amount is less. Under certain circumstances, the $50,000 limit may be reduced. The minimum loan we will make is $2,500. We can change this amount at our discretion.

     We charge an interest rate of 5% on any loans that you take against your policy.

     If you fail to make a loan payment before the end of the calendar quarter following the calendar quarter in which the payment was due, the outstanding balance of your loan will become due and payable. If the loan payment is not paid within the required time period, the loan balance plus interest will be considered to be in default and will be treated as taxable income to you for the tax year of the default. Satisfaction of any unpaid loan balance plus interest from the Guaranteed Interest Account will only occur when you qualify for a plan distribution under the federal tax guidelines. If the loan is in default and you do not yet qualify for a distribution to satisfy the outstanding loan balance, the loan will continue to accrue interest (but such interest accruals will not result in additional deemed distributions). Any amounts which may become taxable will be reported as plan distributions and will be subject to income tax and tax penalties, if applicable. There are special repayment guidelines available to you for personal or military leave. If a leave of absence is anticipated, you should contact us for assistance.

     Upon your death, any outstanding loan balance not yet reported to you as income will become taxable income to your estate. The beneficiary will receive the death benefit reduced by the loan balance. If annuity payments begin while there is an outstanding loan, the value of the Guaranteed Interest Account will be reduced by the loan balance.

                                  DEATH BENEFIT

Death Benefit Amount

     The death benefit will be the greater of: (1) the purchase payments you have made, less any money you have taken out and any applicable withdrawal charges; or (2) the value of your policy minus the policy maintenance charge and taxes, if any, determined on the business day we receive proof of death and an election for the payment period.

Death of Owner Before Annuity Date

     If you or any joint owner dies before the annuity date, the death benefit will be paid to the beneficiary. When any joint owner dies, the surviving joint owner, if any, will be treated as the primary beneficiary. Any other person chosen as a beneficiary at the time of death will be treated as a contingent beneficiary. The death benefit will be paid under one of the death benefit options discussed below.

Death Benefit Options

     If you or any joint owner dies before the annuity date, a beneficiary who is not your spouse must elect the death benefit to be paid under one of the following options:

     o    lump sum payment;

     o payment of the entire death benefit within five years of the date of your death or the death of any joint owner; or

     o payment of the death benefit under any annuity option. If this option is chosen, the annuity must be distributed over the lifetime of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. The distribution must begin within one year of the date of your death or any joint owner's death.

     Any portion of the death benefit not applied under an annuity option within one year of the date of death must be distributed within five years of the date of death.

     If the beneficiary is your spouse, he or she may:

     o choose to continue the policy in his or her own name at the current value of the policy;

     o    choose a lump sum payment of the death benefit; or

     o    apply the death benefit to an annuity option.

     If the deceased owner was also the annuitant and the spousal beneficiary continues the policy or applies the death benefit to an annuity option, the spousal beneficiary will become the new annuitant.

     If a lump sum payment is requested, we will pay the amount within seven days of receipt of proof of death and the election, unless the suspension or deferral of payments provision is in effect. Payment to the beneficiary (other than a lump sum payment) may only be elected during the 60 day period beginning with the date we receive proof of death. If the beneficiary does not select a payment method during the 60 day period after we receive proof of death, the death benefit will be paid in a lump sum.

Death of Annuitant Before the Annuity Date

     If you are not the annuitant and the annuitant dies before the annuity date, the death benefit will be paid to the beneficiary. The death benefit will be paid in a lump sum and must be paid in full within five years of the date of death. If the owner is a non-individual (e.g., a corporation), the death of the annuitant will be treated as the death of the owner.

Death of Owner After the Annuity Date

     If you, or any joint owner who is not the annuitant, dies during the annuity period, any remaining payments under the annuity option elected will continue at least as rapidly as they were being paid at your death or such joint owner's death. When any owner dies during the annuity period, the beneficiary becomes the owner. Upon the death of any joint owner during the annuity period, the surviving joint owner, if any, will be treated as the primary beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary.

Death of Annuitant After the Annuity Date

     If the annuitant dies on or after the annuity date, the death benefit, if any, will be as set forth in the annuity option elected. Death benefits will be paid at least as rapidly as they were being paid at the annuitant's death.

                                      TAXES

     The following general tax discussion is not intended as tax advice. You should consult your own tax advisor about your personal circumstances. We have included additional information regarding taxes in the Statement of Additional Information.

Annuity Policies in General

     The rules of the Internal Revenue Code of 1986, as amended (the "Code") which relate to annuities generally provide that you will not be taxed on any increase in the value of your policy until a distribution occurs -- either as a withdrawal or as annuity payments. Different rules exist regarding how you will be taxed depending on the distribution and the type of policy.

     You will be taxed on the amount of any withdrawal that is attributable to earnings. Different rules apply to annuity payments. A portion of each annuity payment you receive will be treated as a partial return of the money you invested to buy the policy. This amount will not be taxed (unless you paid for the policy on a pre-tax basis under a qualified plan). The remaining portion of the annuity payment will be treated as ordinary income. The amount of each annuity payment that is considered taxable or non-taxable depends upon the period over which the annuity payments are expected to be made. The entire amount of annuity payments received after you have received the full amount of the money you invested to buy the policy is considered income.

Tax Treatment of Withdrawals

     If you purchase a policy under a qualified plan, your policy is referred to as a qualified policy. Examples of qualified plans are Individual Retirement Annuities, including Roth IRAs; Tax Deferred Annuities (sometimes referred to as 403(b) Policies); H.R. 10 Plans (sometimes referred to as Keogh plans); and Corporate Pension and Profit Sharing/401(k) Plans.

     If you do not purchase the policy under a qualified plan, your policy is referred to as a non-qualified policy.

Non-Qualified Policies

     If you own a non-qualified policy and you make a withdrawal from the policy, the Internal Revenue Code treats the withdrawal as coming first from any earnings and then from the money you invested to pay for your policy, which we call your purchase payments. In most cases, withdrawn earnings are considered income.

     Any amount you receive which is considered income may be subject to a 10% tax penalty. Some distributions that are excepted from the 10% penalty are listed below:

     o distributions made on or after the date on which the taxpayer reaches age 59-1/2;

     o    distributions made on or after the policy holder dies;

     o distributions attributable to the taxpayer becoming disabled (as that term is defined in Section 72(m)(7) of the Code);

     o distributions made in a series of substantially equal payments made annually (or more frequently) for the life or life expectancy of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary;

     o under an immediate annuity contract (as that term is defined in Section 72(u)(4) of the Code); or

     o from amounts which come from purchase payments made before August 14, 1982.

Certain other exemptions may also be available.

     When a non-natural person, such as a corporation or certain other entities other than tax-qualified trusts, owns the policy, it will generally not be treated as an annuity for tax purposes. This means that any increase in the value of such a policy may be taxed as ordinary income every year.

     The policy provides that when the annuitant dies prior to the annuity date, a death benefit will be paid to the person designated as the beneficiary. If the owner of the policy is not the annuitant, such payments made when the annuitant dies do not qualify for the death of owner exception described above, and will be subject to the 10% tax penalty unless the beneficiary is 59-1/2 years old or one of the other exceptions to the penalty applies.

Qualified Policies

     The information above describing the taxation of non-qualified policies does not apply to qualified policies. If you make a withdrawal under a qualified policy, a ratable portion of the amount received is taxable, generally based on the ratio of your cost basis to your total accrued benefit under the retirement plan. To the extent an exception does not apply, the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including policies issued and qualified under Code Sections 403(b) (Tax-Deferred Annuities), 408 and 408A (Individual Retirement Annuities) and 401 (H.R. 10 and Corporate Pension and Profit Sharing/401(k) Plans). To the extent amounts are not includible in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to distributions:

     o if the distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59-1/2;

     o following the death or disability of the owner or annuitant (as applicable) (for this purpose disability is defined in Section 72(m)(7) of the Code);

     o made after separation from service (in the case of an Individual Retirement Annuity, a separation from service is not required), if the distributions are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such person and his designated beneficiary;

     o to an owner or annuitant (as applicable) who has separated from service after he has turned 55, except in the case of an Individual Retirement Annuity;

     o made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care;

     o    made on account of a levy by the Internal Revenue Service under
          Section 6331 of the Code on a qualified retirement plan;

     o made to an alternate payee pursuant to a qualified domestic relations order, except in the case of an Individual Retirement Annuity;

     o from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the owner or annuitant (as applicable) and his or her spouse and dependents if the owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the owner or annuitant (as applicable) has been re-employed for at least 60 days);

     o from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of such person for the taxable year; and

     o from an IRA made to the owner or annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code).

     The Statement of Additional Information contains a more complete discussion of withdrawals from qualified policies.

Tax-Deferred Annuities and 401(k) Plans

     The Code limits the withdrawal of purchase payments made by owners from certain tax-deferred annuities. Withdrawals can only be made when an owner:

     o    reaches age 59-1/2;

     o    leaves his/her job;

     o    dies; or

     o    becomes disabled (as that term is defined in the Code).

     A withdrawal may also be made in the case of hardship; however, the owner can only withdraw purchase payments and not any earnings. Similar limitations apply to a policy issued pursuant to a 401(k) Plan.

Diversification

     The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that all of the portfolios are being managed in such a way that they comply with the requirements.

     Neither the Internal Revenue Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not American Fidelity, would be considered the owner of the shares of the portfolios. If you are considered the owner of the portfolios' shares, it will result in the loss of the favorable tax treatment for the policy. It is unknown to what extent under federal tax law owners are permitted to select portfolios, to make transfers among the portfolios or the number and type of portfolios for which owners may select. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is a position which is not new, it may be applied retroactively and you, as the owner of the policy, could be treated as the owner of the portfolios.

     Due to the uncertainty in this area, we reserve the right to modify the policy in an attempt to maintain favorable tax treatment.

                                OTHER INFORMATION

American Fidelity Assurance Company

     We are an Oklahoma stock life insurance company organized in 1960. We are licensed to conduct life, annuity and accident and health insurance business in forty-nine states and the District of Columbia. Our office is located at 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

     We have been a wholly owned subsidiary of American Fidelity Corporation since 1974. The stock of American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises, A Limited Partnership, an Oklahoma limited partnership. William M. Cameron, an individual, and Lynda L. Cameron, an individual, each own 50% of the common stock of Cameron Associates, Inc., the sole general partner of Cameron Enterprises, A Limited Partnership. The address of both American Fidelity Corporation and Cameron Enterprises, A Limited Partnership, is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

Separate Account B

     We established Separate Account B under Oklahoma insurance law in 1996 to hold the assets that underlie the AFAdvantage Variable Annuity(R) policies. The inception date for Separate Account B was October 27, 1997 when its registration with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940 became effective. The Separate Account is divided into 17 sub-accounts.

     We hold Separate Account B's assets in our name on behalf of Separate Account B, and those assets legally belong to us. Under Oklahoma law, however, those assets cannot be charged with liabilities that arise out of any other business that we conduct. All of the income, gains and losses (realized or unrealized) that result from the separate account's assets are credited to or charged against Separate Account B without regard to our other income, gains and losses. We are obligated to pay all benefits and make all payments under the AFAdvantage Variable Annuity(R).

Underwriter

     American Fidelity Securities, Inc., a wholly owned subsidiary of American Fidelity Assurance Company, is the principal underwriter for the annuity policies and acts as the distributor of the policies. The principal business address of American Fidelity Securities, Inc. is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

Legal Proceedings

     There are no pending material legal proceedings affecting us, Separate Account B or American Fidelity Securities, Inc.

Financial Statements

     Our financial statements and Separate Account B's financial statements are included in our Statement of Additional Information. The cover of this prospectus contains information about how to obtain our Statement of Additional Information.

                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION
                                                                           Page

General Information and History of American Fidelity Assurance Company.......3
Federal Tax Status...........................................................4
Annuity Provisions..........................................................13
Legal Opinions..............................................................14
Underwriter.................................................................14
Custodian and Independent Accountants.......................................14
Financial Statements........................................................15

------------------------
------------------------
------------------------





                         American Fidelity Assurance Company
                         P.O. Box 25520
                         Oklahoma City, OK  73125-0520


                         Attention:  Annuity Services Department

Please send me the Statement of Additional Information for the following:


[ ]  AFAdvantage Variable Annuity(R)        [ ] Dreyfus Variable Investment Fund
[ ]  American Fidelity Dual Strategy        [ ] Dreyfus Investment Portfolios
       Fund, Inc.(R)                        [ ] Federated Insurance Series
[ ]  American Century(R) Variable           [ ] Merrill Lynch Variable Series
       Portfolios                                Funds, Inc.
[ ]  The Dreyfus Socially Responsible       [ ] Neuberger Berman Advisers
       Growth Fund, Inc.                         Management Trust
[ ]  The Dreyfus Stock Index Fund, Inc.     [ ] Vanguard(R) Variable
                                                 Insurance Fund


Name     ----------------------------------------------------------------
         (please print)

Address  ----------------------------------------------------------------

         ----------------------------------------------------------------

         ----------------------------------------------------------------

                         AFAdvantage Variable Annuity(R)

                                    issued by

                      American Fidelity Separate Account B

                                       and

                       American Fidelity Assurance Company


                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 2005


     This is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus dated May 1, 2005 for the AFAdvantage Variable Annuity(R).

     The Prospectus contains information that a prospective investor should know before investing. For a copy of the Prospectus,

          write to us at:              call us at:             e-mail us at:

          P.O. Box 25520              (800) 662-1106        va.help@af-group.com
Oklahoma City, Oklahoma 73125-0520

                         AFAdvantage Variable Annuity(R)

                                    issued by

                      American Fidelity Separate Account B

                                       and

                       American Fidelity Assurance Company


                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 2005


                                TABLE OF CONTENTS

                                                                          Page
                                                                          ----

General Information and History of American Fidelity Assurance Company.......3
Federal Tax Status...........................................................4
Annuity Provisions..........................................................13
Legal Opinions..............................................................14
Underwriter.................................................................14
Custodian and Independent Accountants.......................................14
Financial Statements........................................................15

                         AFAdvantage Variable Annuity(R)

                                    issued by

                      American Fidelity Separate Account B

                                       and

                       American Fidelity Assurance Company


                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 2005


================================================================================

                       General Information and History of
                       AMERICAN FIDELITY ASSURANCE COMPANY

     American Fidelity Assurance Company, which was organized in Oklahoma in 1960, is a wholly owned subsidiary of American Fidelity Corporation, an insurance holding company. The stock of American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises, A Limited Partnership, an Oklahoma limited partnership. William M. Cameron, an individual, and Lynda L. Cameron, an individual, each own 50% of the common stock of Cameron Associates, Inc., the sole general partner of Cameron Enterprises, A Limited Partnership.

                               FEDERAL TAX STATUS

     NOTE: The following description is based upon American Fidelity Assurance Company's understanding of current federal income tax law applicable to annuities in general. American Fidelity Assurance Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. American Fidelity Assurance Company does not guarantee the tax status of the policies. Purchasers bear the complete risk that the policies may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

     Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. An owner (other than a corporation or other non-natural person) is not taxed on increases in the value of a policy until distribution occurs, either in the form of a lump sum payment or as annuity payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the policy. For non-qualified policies, this cost basis is generally the purchase payments, while for qualified policies there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

     For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the policy (adjusted for any period certain or refund feature) bears to the expected return under the policy. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the policy (adjusted for any period certain or refund feature) by the number of years over which the annuity is expected to be paid. The exclusion amount for payments made from a policy issued pursuant to a qualified plan is generally determined by dividing the cost-basis of the policy by the anticipated number of payments to be made under the policy. Payments received after the investment in the policy has been recovered (i.e., when the total of the excludable amounts equal the investment in the policy) are fully taxable. The taxable portion is taxed at ordinary income rates. For certain types of qualified plans there may be no cost basis in the policy within the meaning of
Section 72 of the Code. Owners, annuitants and beneficiaries under the policies should seek competent financial advice about the tax consequences of any distributions.

     American Fidelity Assurance Company is taxed as a life insurance company under the Code. For federal income tax purposes, Separate Account B is not a separate entity from American Fidelity Assurance Company, and its operations form a part of American Fidelity Assurance Company.

Diversification

     Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (the "Treasury Department"). Disqualification of the policy as an annuity contract would result in imposition of federal income tax to the policy owner with respect to earnings allocable to the policy prior to the receipt of payments under the policy. The Code contains a safe harbor provision which provides that annuity contracts such as the policies meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

     On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment portfolios underlying variable contracts such as the policies. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

     The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

     American Fidelity Assurance Company intends that all funds underlying the policies will be managed by the investment advisors in such a manner as to comply with these diversification requirements.

     The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which owner control of the investments of Separate Account B will cause the owner to be treated as the owner of the assets of Separate Account B, thereby resulting in the loss of favorable tax treatment for the policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

     The amount of owner control which may be exercised under the policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered as the owner of the assets of Separate Account B resulting in the imposition of federal income tax to the owner with respect to earnings allocable to the policy prior to receipt of payments under the policy.

     In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the owner being retroactively determined to be the owner of the assets of Separate Account B.

     Due to the uncertainty in this area, American Fidelity Assurance Company reserves the right to modify the policy in an attempt to maintain favorable tax treatment.

Multiple Policies

     The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. Owners should consult a tax advisor prior to purchasing more than one non-qualified annuity contract in any calendar year period.

Policies Owned By Other Than Natural Persons

     Under Section 72(u) of the Code, the investment earnings on purchase payments for the policies will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such policies generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to policies held by a trust or other entity as an agent for a natural person nor to policies held by qualified plans. Purchasers should consult their own tax counsel or other tax advisor before purchasing a policy to be owned by a non-natural person.

Tax Treatment of Assignments

     An assignment or pledge of a policy may be a taxable event. Owners should therefore consult competent tax advisors should they wish to assign or pledge their policies.

Income Tax Withholding

     All distributions or the portion thereof which is includible in the gross income of the owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

     Certain distributions from retirement plans qualified under Section 401 or
Section 403(b) of the Code, which are eligible for a direct rollover but are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: (a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; (b) distributions which are required minimum distributions; (c) hardship withdrawals; or (d) the portion of the distributions not includible in gross income (i.e., returns of after-tax contributions). Participants should consult their own tax counsel or other tax advisor regarding withholding requirements.

Tax Treatment of Withdrawals -- Non-Qualified Policies

     The following discussion in this section explains how the general principles of tax-deferred investing apply to a non-qualified policy when the owner of such policy is a natural person. As described above, different rules may apply to an owner of a non-qualified policy that is not a natural person, such as a corporation. The discussion assumes at all times that the non-qualified policy will be treated as an "annuity policy" under the Code.

Tax Treatment of Withdrawals, Surrenders and Distributions

     The cost basis of a non-qualified policy is generally the sum of the purchase payments for the policy. The taxpayer will generally have to include in income the portion of any payment from a non-qualified policy that exceeds the portion of the cost basis (or principal) of the policy which is allocable to such payment. The difference between the cost basis and the value of the non-qualified policy represents the increase in the value of the policy. The taxable portion of a payment from a non-qualified policy is generally taxed at the taxpayer's marginal income tax rate.

     Partial Withdrawals. A partial withdrawal refers to a withdrawal from a non-qualified policy that is less than its total value and that is not paid in the form of an annuity. Usually, a partial withdrawal of the value of a non-qualified policy will be treated as coming first from earnings (which represent the increase in the value of the policy). This portion of the withdrawal will be included in the taxpayer's income. After the earnings portion is exhausted, the remainder of the partial withdrawal will be treated as coming from the taxpayer's principal in the policy (generally the sum of the purchase payments). This portion of the withdrawal will not be included in income. If the non-qualified policy contains investments made prior to August 14, 1982, a partial withdrawal from the policy will be treated, to the extent it is allocable to such pre-August 14, 1982 investments, as coming first from principal and then, only after the principal portion is exhausted, from earnings.

     Surrenders. If a taxpayer surrenders a non-qualified policy and receives a lump sum payment of its entire value, the portion of the payment that exceeds the taxpayer's then remaining cost basis in the policy will be included in income. The taxpayer will not include in income the part of the payment that is equal to the cost basis.

Tax Treatment of Annuity Payments

     If a taxpayer receives annuity payments from a non-qualified policy, a fixed portion of each payment is generally excludable from income as a tax-free recovery of cost basis in the policy and the balance is included in income. The portion of the payment that is excludable from income is determined under detailed rules provided in the Code (which in general terms determine such excludable amount by dividing the cost basis in the policy at the time the annuity payments begin by the expected return under the policy). If the annuity payments continue after the cost basis has been recovered, the additional payments will generally be included in full in income.

Penalty Tax on Distributions

     Generally, a penalty equal to 10% of the amount of any payment that is includable in the taxpayer's income will apply to any distribution received from a non-qualified policy in addition to ordinary income tax. This 10% penalty will not apply, however, if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

     o A distribution that is made on or after the date the taxpayer reaches age 59-1/2;

     o    A distribution that is made on or after the death of the owner;

     o A distribution that is made when the taxpayer is disabled (as that term is defined in Section 72(m)(7) of the Code);

     o A distribution that is made as part of a series of substantially equal periodic payments which are made at least annually for the taxpayer's life (or life expectancy) or the joint lives (or joint life expectancies) of the taxpayer and his joint beneficiary;

     o A part of a distribution that is attributable to investment in the policy prior to August 14, 1982; and

     o A distribution that is paid as an immediate annuity (as that term is defined in Section 72(u)(4) of the Code).

Required Distributions

     To qualify as an "annuity policy" under the Code, a non-qualified policy must meet certain distribution requirements. Generally, if the owner/annuitant dies before annuity payments begin, the amounts accumulated under the non-qualified policy either must be distributed within 5 years of death or must begin to be paid within one year of death under a method that will pay the entire value of the policy over the life (or life expectancy) of the beneficiary under the policy. Special rules apply, however, if the beneficiary under the policy is the surviving spouse of the owner. If the owner's spouse is the beneficiary under the policy, these rules involving required distributions in the event of death will be applied as if the surviving spouse had been the original owner of the policy. If the owner/annuitant dies after annuity payments have begun, payments generally must continue at least as rapidly as under the method in effect at death (unless such method provides that payments stop at death). Payments made upon the death of the annuitant who is not the owner of the policy do not qualify for the death of the owner exception to the 10% penalty tax described above, unless another exception applies.

     The above information does not apply to qualified policies. However, separate tax withdrawal penalties and restrictions apply to such qualified policies. (See "Tax Treatment of Withdrawals - Qualified Policies.")

Qualified Plans

     The policies offered by the prospectus are designed to be suitable for use under various types of qualified plans. Because of the minimum purchase payment requirements, the policies may not be appropriate for some periodic payment retirement plans. Taxation of participants in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the policies issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into American Fidelity Assurance's administrative procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law. Following are general descriptions of the types of qualified plans with which the policies may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a policy issued under a qualified plan.

     Policies issued pursuant to qualified plans include special provisions restricting policy provisions that may otherwise be available and described in this Statement of Additional Information. Generally, policies issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from qualified policies. (See "Tax Treatment of Withdrawals - Qualified Policies.")

Tax-Sheltered Annuities

     Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the policies for the benefit of their employees. Such contributions are not includable in the gross income of the employee until the employee receives distributions from the policy. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Policies" and "Tax-Sheltered Annuities and 401(k) Plans - Withdrawal Limitations.") Employee loans are allowed under these policies. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment and the tax consequences of loans.

Individual Retirement Annuities

     Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which may be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Policies.") Under certain conditions, distributions from other IRAs and other qualified plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of policies for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of policies to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Roth IRAs

     Beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $4,000 per year ($4,500 for individuals who are at least 50 years of age). Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $4,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and traditional IRAs. Additional catch-up contributions are permitted under certain circumstances.

     Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59-1/2; on the individual's death or disability; or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

     Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution.

     Purchasers of policies to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

H.R. 10 Plans

     Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Policies.") Purchasers of policies for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Corporate Pension and Profit Sharing/401(k) Plans

     Generally, Sections 401(a) and 401(k) of the Code permit non-governmental employers to establish various types of tax-deferred retirement plans for employees. These retirement plans may permit the purchase of the policies to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Policies.") Purchasers of policies for use with Corporate Pension or Profit Sharing/401(k) Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Withdrawals -- Qualified Policies

     The following discussion explains how the general principles of tax-deferred investing apply to policies issued pursuant to qualified plans.

Special Tax Treatment for Lump Sum Distributions from a Corporate Pension or Profit Sharing/401(k) or H.R. 10 Plan

     If the taxpayer receives an amount from a Policy issued pursuant to a Corporate Pension or Profit Sharing/401(k) or H.R. 10 Plan and the distribution qualifies as a lump sum distribution under the Code, the portion of the distribution that is included in income may be eligible for special tax treatment. The plan administrator should provide the taxpayer with information about the tax treatment of a lump sum distribution at the time the distribution is made.

Special Rules for Distributions that are Rolled Over

     In addition, special rules apply to a distribution from a Policy that relates to a Corporate Pension or Profit Sharing/401(k) or H.R. 10 Plan or a
Section 403(b) Tax-Sheltered Annuity if the distribution is properly rolled over in accordance with the provisions of the Code. These provisions contain various requirements, including the requirement that the rollover be made directly from the distributing plan or within 60 days of receipt to an "eligible retirement plan" which includes the following:

     o a traditional individual retirement arrangement under Section 408 of the Code;

     o another Code Section 401(a) Corporate Pension or Profit Sharing/401(k) or H.R. 10 Plan or an annuity plan under Section 403(a) of the Code;

     o a Section 403(b) Plan or to a 457(b) Governmental Deferred Compensation Plan.

     These special rules only apply to distributions that qualify as "eligible rollover distributions" under the Code. Eligible rollover distributions are subject to a mandatory 20% federal tax withholding unless the eligible rollover distribution is transferred to an eligible retirement plan in a trustee to trustee rollover. In general, a distribution from a Corporate Pension or Profit Sharing/401(k) or H.R. 10 Plan, IRA, Section 403(b) Plan or governmental 457(b) plan will be an eligible rollover distribution EXCEPT to the extent:

     o It represents the return of "after-tax" contributions or is not otherwise includable in income (unless the distribution is rolled over to a traditional individual retirement arrangement under Section 408 of the Code, a Corporate Pension Profit Sharing/401(k) or H.R.10 Plan and certain requirements are met);

     o It is part of a series of payments made for the taxpayer's life (or life expectancy) or the joint lives (or joint life expectancies) of the taxpayer and his Beneficiary under the plan or for a period of more than ten years;

     o It is a required minimum distribution under Section 401(a)(9) of the Code as described below; or

     o    It is made from a Plan by reason of a hardship.

     Required minimum distributions under Section 401(a)(9) include the following required payments:

     o If the plan is an Individual Retirement Annuity, payments required by the April 1 following the calendar year in which the taxpayer reaches age 70 1/2 or any later calendar year; and

     o If the plan is a Corporate Pension or Profit Sharing/401(k), H.R. 10, Tax-Sheltered Annuity, or 457(b) Deferred Compensation Plan (and if the taxpayer does not own more than 5% of the employer maintaining the applicable plan), payments required by the later of the April 1 following the calendar year in which the taxpayer reaches age 70 1/2 or the calendar year the taxpayer terminates employment with the employer or for any later calendar year. The above rule for IRAs applies to taxpayers who are more than 5% owners.

     The administrator of the applicable qualified plan should provide additional information about these rollover tax rules when a distribution is made.

Distributions in the Form of Annuity Payments

     If any distribution is made from a qualified policy issued pursuant to a qualified plan and is made in the form of annuity payments (and is not eligible for rollover or is not in any event rolled over), a fixed portion of each payment is generally excludable from income for federal income tax purposes to the extent it is treated as allocable to the taxpayer's "after-tax" contributions to the policy (and any other cost basis in the Policy). To the extent the payment exceeds such portion, it is includable in income. The portion of the annuity payment that is excludable from income is determined under detailed rules provided in the Code. In very general terms, these detailed rules determine such excludable amount by dividing the "after-tax" contributions and other cost basis in the policy at the time the annuity payments begin by the anticipated number of payments to be made under the policy. If the annuity payments continue after the number of anticipated payments has been made, such additional payments will generally be included in full in income.

Penalty Tax on Withdrawals

     Generally, there is a penalty tax equal to 10% of the portion of any payment from a qualified policy that is included in income. This 10% penalty will not apply if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

     o A distribution that is made on or after the date the taxpayer reaches age 59-1/2;

     o A distribution that is properly rolled over to a traditional IRA or to another eligible employer plan or account;

     o    A distribution that is made on or after the death of the owner;

     o A distribution that is made when the taxpayer is totally disabled (as defined in Section 72(m)(7) of the Code);

     o A distribution that is made as part of a series of substantially equal periodic payments which are made at least annually for the taxpayer's life (or life expectancy) or the joint lives (or joint life expectancies) of the taxpayer and his joint beneficiary under the qualified policy (and, with respect to qualified policies issued pursuant to Corporate Pension and Profit Sharing/401(k) or H.R. 10 Plans, which begin after the taxpayer separates from service with the employer maintaining the plan);

     o A distribution that is made by reason of separation from service with the employer maintaining the applicable plan during or after the calendar year in which the taxpayer reaches age 55;

     o A distribution that is made to the taxpayer to the extent it does not exceed the amount allowable as a deduction for medical-care under
          Section 213 of the Code (determined without regard to whether the taxpayer itemizes deductions);

     o A distribution that is made to an alternate payee pursuant to a qualified domestic relations order (that meets the conditions of Section 414(p) of the Code) (not applicable to Individual Retirement Annuities);

     o Distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the owner or annuitant (as applicable) and his or her spouse and dependents if the owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the owner or annuitant (as applicable) has been re-employed for at least 60 days);

     o Distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the owner or annuitant (as applicable) for the taxable year; and

     o Distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code).

Required Distributions

     Distributions from a policy issued pursuant to a qualified plan (other than a Roth IRA) must meet certain rules concerning required distributions that are set forth in the Code. Such rules are summarized below:

     o Required distributions generally must start by April 1 of the calendar year following the calendar year in which the taxpayer reaches age 70 1/2; and

     o If the qualified plan is a Corporate Pension or Profit Sharing/401(k), H.R. 10, or 403(b) Tax-Sheltered Annuity Plan and the taxpayer does not own more than 5% of the employer maintaining the plan, the required distributions generally do not have to start until April 1 of the calendar year following the later of the calendar year in which the taxpayer reaches age 70 1/2 or the calendar year in which the taxpayer terminates employment with the employer and

     o When distributions are required under the Code, a certain minimum amount, determined under the Code, must be distributed each year.

     In addition, other rules apply under the Code to determine when and how required minimum distributions must be made in the event of the taxpayer's death. The applicable plan documents will contain such rules.

Tax-Sheltered Annuities and 401(k) Plans -- Withdrawal Limitations

     The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) or 401(k) of the Code) to circumstances only when the Owner: (1) attains age 59-1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the owner's policy value which represents contributions by the owner and does not include any investment results. The limitations on withdrawals apply only to salary reduction contributions made after the end of the plan year beginning in 1988, and to income attributable to such contributions and to income attributable to amounts held as of the end of the plan year beginning in 1988.

     The limitations on withdrawals do not affect rollovers and transfers between certain qualified plans. Owners should consult their own tax counsel or other tax advisor regarding any distributions.

Tax-Sheltered Annuities/Loans

     If a policy is issued pursuant to a 403(b) Tax-Sheltered Annuity, the owner may take a loan under the policy at any time before annuity payments begin. However, no loans will be made during the first policy year. The security for the loan will be the value of the policy invested in the guaranteed interest account. The loan cannot be more than the lesser of $50,000 or one-half of the value of the policy in the guaranteed interest account. Under certain circumstances, the $50,000 limit may be reduced. The minimum loan amount is $2,500 (which can be changed at our discretion).

     If a loan payment is not made before the end of the calendar quarter following the calendar quarter in which the payment was due, the outstanding loan balance (principal plus interest) will become due and payable. If the loan payment is not repaid within such time period, the loan balance plus interest will be considered in default and will be treated as taxable income for the tax year of the default. Satisfaction of any unpaid loan balance plus interest from the guaranteed interest account will only occur when the taxpayer qualifies for a plan distribution under the Code. If the loan is in default and the taxpayer does not yet qualify for a distribution to satisfy the outstanding loan balance, the loan will continue to accrue interest (but such interest accruals will not result in additional deemed distributions). A loan is treated as a distribution for tax purposes to the extent the loan amount exceeds the lesser of: (1) the greater of 50% of the Owner's vested account balance or $10,000; or (2) $50,000, reduced by the Owner's highest outstanding loan balance during the preceding 12-month period. If all or a portion of a loan is treated as a distribution, any amounts which are treated as distributions may become taxable and will be subject to income tax and penalties, if applicable.

                               ANNUITY PROVISIONS

Variable Annuity Payout

     An owner may elect a variable annuity payout. Variable annuity payments reflect the investment performance of the underlying portfolios in accordance with the allocation of the value of the policy to the variable annuity options during the annuity period. Variable annuity payments are not guaranteed as to dollar amount.

     American Fidelity Assurance Company will determine the number of annuity units payable for each payment by dividing the dollar amount of the first annuity payment by the annuity unit value for each applicable sub-account on the annuity date. This sets the number of annuity units for each applicable sub-account. The number of annuity units payable remains the same unless an owner transfers a portion of the annuity benefit to another variable investment option or to the fixed annuity option. The dollar amount is not fixed and will change from month to month, depending on the annuity unit value.

     The dollar amount of the variable annuity payments for each applicable sub-account after the first payment is determined by multiplying the fixed number of annuity units per payment in each sub-account by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable sub-account. The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the policy maintenance charge.

Variable Annuity Unit

     The value of any annuity unit for each sub-account was arbitrarily set initially at $10. The annuity unit value at the end of any subsequent valuation period is determined as follows:

     o The net investment factor for the current valuation period is multiplied by the value of the annuity unit for the sub-account for the immediately preceding valuation period; and

     o The result is then divided by the assumed investment rate factor which equals 1.00 plus the assumed investment rate for the number of days since the preceding valuation date.

     An owner can choose either a 1%, 3%, or 5% assumed investment rate. If one is not chosen, the assumed investment rate will be 3%.

     The assumed investment rate is the assumed rate of return used to determine the first annuity payment for a variable annuity option. A higher assumed investment rate will result in a higher first payment; whereas, choosing a lower assumed investment rate will result in a lower first payment. Payments will increase whenever the actual return exceeds the chosen rate and payments will decrease whenever the actual return is less than the chosen rate.

Fixed Annuity Payout

     The dollar amount of each fixed annuity payment will not vary. The guaranteed annuity payment is based on the guaranteed interest rate stated in the policy issued.

     American Fidelity Assurance Company is currently offering one form of a policy for Separate Account B which provides for a guaranteed minimum interest rate of 3%. Under this policy, the dollar amount of each fixed annuity payment will be at least as great as that determined in accordance with the 3% annuity table. However, we may begin offering another form of the policy for Separate Account B which provides for a guaranteed minimum rate of 1%. If this occurs, the 1% guaranteed minimum interest rate would only apply to new contracts issued from that time forward.

     The 1% guaranteed minimum interest rate policy, if offered, is an annual indexed rate determined as the lesser of 3% per annum and the five year Constant Maturity Treasury Rate reported by the Federal Reserve over a three month average, reduced by 1.25% rounded to the nearest .05%. Each year on November 1, we will calculate the guaranteed minimum interest rate to take effect on the following January 1st.

     Under this indexed policy form, the guaranteed minimum interest rate could change each year during the accumulation period. After election of an annuity payout option, the guaranteed rate for the Annuity Income Period will be locked in at the minimum guaranteed rate in effect at the time the election is made. Under this policy, the guaranteed minimum interest rate will never be less than 1%.

     Under any policy American Fidelity Assurance Company may pay or credit excess interest on a fixed annuity at our discretion.


                  OFFERING OF THE AFADVANTAGE VARIABLE ANNUITY

     American Fidelity Separate Account B offers the AFAdvantage Variable Annuity(R) primarily to public school educators in grades K-12 (including school administrators and staff) in order to address their retirement savings and other insurance product needs. This is accomplished by our sales representatives meeting directly with such educators.


                                 LEGAL OPINIONS

     McAfee & Taft A Professional Corporation, Oklahoma City, Oklahoma, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the policies.

                                   UNDERWRITER

     American Fidelity Securities, Inc., a wholly owned subsidiary of American Fidelity Assurance Company, is the principal underwriter for the annuity policies and acts as the distributor of the policies. The policies are offered on a continuous basis. The aggregate underwriting commissions paid to and retained by American Fidelity Securities in connection with Separate Account B for 2002, 2003, and 2004 were $519,401, $613,362, and $668,173, respectively.

                      CUSTODIAN AND INDEPENDENT ACCOUNTANTS

     The name and address of the person who maintains physical possession of the accounts, books and other documents of American Fidelity Separate Account B required by Section 31(a) of the Investment Company Act of 1940 is David R. Carpenter, Executive Vice President and Treasurer of American Fidelity Assurance Company, 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

[Independent Accountant Information To be Included in Final Document]


                              INVESTMENT CONSULTANT

     Asset Services Company, L.L.C., 5101 N. Classen Blvd., Suite 600, Oklahoma City, Oklahoma 73118, acts as an investment consultant for the registrant and its investment advisor. Under the investment consultant agreement, from time to time, Asset Services provides certain reports and information to Separate Account B and its investment advisor. Asset Services is an indirect subsidiary of American Fidelity Corporation, which owns 100% of the fund's investment advisor.

     American Fidelity Assurance Company, the separate account's investment advisor, pays all of Asset Services' compensation for its services as custodian. Asset Services received $3,600, $1,613 and $0 for services performed with regard to Separate Account B in 2002, 2003 and 2004, respectively.


                              FINANCIAL STATEMENTS

     Following are the financial statements of Separate Account B and American Fidelity Assurance Company. The consolidated financial statements of American Fidelity Assurance Company included herein should be considered only as bearing upon the ability of American Fidelity Assurance Company to meet its obligations under the policies; they should not be considered as bearing on the investment performance of the assets held in Separate Account B.

                                     PART C

                                OTHER INFORMATION

ITEM 24 - FINANCIAL STATEMENTS AND EXHIBITS

(a) FINANCIAL STATEMENTS

The following financial statements are included in Part B hereof:

American Fidelity Separate Account B

         Independent Auditors' Report
         Statements of Assets and Liabilities as of December 31, 2004 Statements of Operations for the Year Ended December 31, 2004 Statements of Changes in Net Assets for the Years Ended December 31, 2004 and 2003 Financial Highlights Notes to Financial Statements

American Fidelity Assurance Company

         Independent Auditors' Report
         Consolidated Balance Sheets as of December 31, 2004 and 2003 Consolidated Statements of Income for the Years Ended December 31, 2004, 2003 and 2002 Consolidated Statements of Stockholder's Equity for the Years Ended December 31, 2004, 2003 and 2002 Consolidated Statements of Cash Flows for the Years Ended December 31, 2004, 2003 and 2002 Notes to Consolidated Financial Statements Schedule III - Business Segment Information Schedule IV - Reinsurance


(b) EXHIBITS

1 Resolution adopted by the Board of American Fidelity Assurance Company authorizing the establishment of Separate Account B. Incorporated by reference to exhibit 99.B1 to the Registrant's registration statement on Form N-4 filed on April 23, 1997.

3 Principal Underwriter's Agreement dated July 14, 1997 between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc. Incorporated by reference to Exhibit 99B.3 to Pre-Effective Amendment No. 1 to Registrant's registration statement on Form N-4 filed on October 10, 1997.

4.1 Flexible Premium Variable and Fixed Deferred Annuity. Incorporated by reference to Exhibit 99.B4(i) to Registrant's registration statement on Form N-4 filed on April 23, 1997.

4.2 Loan Rider. Incorporated by reference to Exhibit 99.B4(ii) to Registrant's registration statement on Form N-4 filed on April 23, 1997.

4.3 403(b) Annuity Rider. Incorporated by reference to Exhibit 99B.4(iii) to Registrant's registration statement on Form N-4 filed on April 23, 1997.

4.4      Individual Retirement Annuity Rider. Incorporated by reference to
         Exhibit 99.B4(iv) to Registrant's registration statement on Form N-4 filed on April 23, 1997.

4.5 Flexible Premium Variable and Fixed Deferred Annuity (variable guaranteed minimum interest rate). Incorporated by reference to Exhibit
         4.6 to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-4 filed on April 26, 2004.

4.6 403(b) Plan Loan Rider. Incorporated by reference to Exhibit 4.7 to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-4 filed on April 26, 2004.

4.7 403(b) Annuity Rider. Incorporated by reference to Exhibit 4.8 to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-4 filed on April 26, 2004.

5 Application Form. Incorporated herein by reference to Exhibit 99.B5 to Registrant's registration statement on Form N-4 filed on April 23, 1997.

6.1 Articles of Incorporation of American Fidelity Assurance Company. Incorporated by reference to Exhibit 99.B6(i) to Pre-Effective Amendment No. 1 to Registrant's registration statement on Form N-4 filed on October 10, 1997.

6.2 Amended and Restated Bylaws of American Fidelity Assurance Company dated November 24, 1997. Incorporated by reference to Exhibit 99.B6(ii) to Post-Effective Amendment No. 1 to Registrant's registration statement on Form N-4 filed on April 24, 1998.

8.1 Fund Participation Agreement dated April 18, 1997 between American Fidelity Assurance Company and Merrill Lynch Variable Series Funds, Inc., as amended by Exhibit 4 thereto dated January 20, 1999. Incorporated by reference to Exhibit 8.1 to Post-Effective Amendment No. 2 to Registrant's registration statement on Form N-4 on April 30, 1999.

8.2 Amendment to Fund Participation Agreement between American Fidelity Assurance Company and Merrill Lynch Variable Series Funds, Inc. dated June 17, 2002. Incorporated by reference to Exhibit 8.2 to Post-Effective Amendment No. 7 to Registrant's registration statement on Form N-4 filed April 7, 2003.

8.3 Fund Participation Agreement dated May 13, 1997 between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), as amended by Amendment thereto effective January 1, 1999. Incorporated by reference to Exhibit 8.2 to Post-Effective Amendment No. 2 to Registrant's registration statement on Form N-4 on April 30, 1999.

8.4 Amendment to Fund Participation Agreement dated May 13, 1997 between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index
         Fund), as amended. Incorporated by reference to Exhibit 8.3 to Post-Effective Amendment No. 5 to Registrant's registration statement on Form N-4 filed on April 30, 2001.

8.5 Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund) dated June 3, 2002. Incorporated by reference to Exhibit 8.5 to Post-Effective Amendment No. 7 to Registrant's registration statement on Form N-4 filed April 7, 2003.

8.6 Fund Participation Agreement and December 22, 1998 between Dual Strategy Fund and American Fidelity Assurance Company. Incorporated by reference to Exhibit 8.4 to Post-Effective Amendment No. 5 to Registrant's registration statement on Form N-4 filed on April 30, 2001.

8.7 First Amendment to Fund Participation Agreement dated December 22, 1998 between Dual Strategy Fund and American Fidelity Assurance Company. Incorporated by reference to Exhibit 8.5 to Post-Effective Amendment No. 5 to Registrant's registration statement on Form N-4 filed on April 30, 2001.

8.8 Second Amendment to Fund Participation Agreement between American Fidelity Dual Strategy Fund, Inc. and American Fidelity Assurance Company dated July 16, 2002. Incorporated by reference to Exhibit 8.8 to Post-Effective Amendment No. 7 to Registrant's registration statement on Form N-4 filed April 7, 2003.

8.9 Shareholder Services Agreement dated January 16, 2001 between American Fidelity Assurance Company and American Century Investment Services, Inc. Incorporated by reference to Exhibit 8.6 to Post-Effective Amendment No. 5 to Registrant's registration statement on Form N-4 filed on April 30, 2001.

8.10 Amendment No. 1 to Shareholder Services Agreement dated April 6, 2001 between American Fidelity Assurance Company and American Century Investment Services, Inc. Incorporated by reference to Exhibit 8.7 to Post-Effective Amendment No. 5 to Registrant's registration statement on Form N-4 filed on April 30, 2001.

8.11 Amendment No. 2 to Shareholder Services Agreement between American Fidelity Assurance Company and American Century Investment Management, Inc. dated June 27, 2002. Incorporated by reference to Exhibit 8.11 to Post-Effective Amendment No. 7 to Registrant's registration statement on Form N-4 filed April 7, 2003.

8.12 Fund Participation Agreement dated April 10, 2001 between American Fidelity Assurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management, Inc. Incorporated by reference to
         Exhibit 8.8 to Post-Effective Amendment No. 5 to Registrant's registration statement on Form N-4 filed on April 30, 2001.

8.13 Amendment No. 1 to Fund Participation Agreement between American Fidelity Assurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management Inc. dated June 27, 2002. Incorporated by reference to Exhibit 8.13 to Post-Effective Amendment No. 7 to Registrant's registration statement on Form N-4 filed April 7, 2003.

8.14 Fund Participation Agreement dated April 20, 2001 between American Fidelity Assurance Company and Federated Securities Corp. Incorporated by reference to Exhibit 8.9 to Post-Effective Amendment No. 5 to Registrant's registration statement on Form N-4 filed on April 30, 2001.

8.15 Amendment No. 1 to Fund Participation Agreement between American Fidelity Assurance Company and Federated Insurance Series and Federated Securities Corp. dated June 27, 2002. Incorporated by reference to
         Exhibit 8.15 to Post-Effective Amendment No. 7 to Registrant's registration statement on Form N-4 filed April 7, 2003.

8.16* Amended and Restated Fund Participation Agreement dated May 1, 1999, between American Fidelity Assurance Company and Merrill Lynch Variable Series Funds, Inc.

8.17* Administrative Services Agreement dated May 1. 1999, between American Fidelity Assurance Company and Merrill Lynch Asset Management, L.P.

8.18* Agreement dated May 13, 1997 between American Fidelity Assurance Company and The Dreyfus Corporation.

8.19* Amendment to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated January 1, 1999.

8.20* AMT Services Agreement dated August 31, 2001 between Neuberger Berman Management Inc. and American Fidelity Assurance Company.

8.21* Investment Consultant Agreement between American Fidelity Assurance Company and Asset Services Company, L.L.C. dated September 1, 1999.

8.22* First Amendment to Investment Consultant Agreement between American Fidelity Assurance Company and Asset Services Company, L.L.C. dated January 28, 2005.

8.23* Amendment No. 2 to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated February ___, 2005.

8.24* Amendment No. 3 to the Shareholder Services Agreement between American Fidelity Assurance Company and American Century Investment Management, Inc. dated February ___, 2005.

8.25* Amendment to the Administrative Services Agreement between American Fidelity Assurance Company and Merrill Lynch Asset Management, L.P. dated February ____, 2005.

8.26* Participation Agreement among Vanguard Variable Insurance Fund and The Vanguard Group, Inc. and Vanguard Marketing Corporation and American Fidelity Assurance Company dated March ____, 2005.

9**      Opinion and Consent of Counsel.

10**     Consent of Independent Auditors.

99*      Organizational Chart of American Fidelity Assurance Company.
____________________

*        Filed herewith.
**       To be filed by future amendment.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the executive officers and directors of American Fidelity Assurance Company:

Name and Principal Business Address    Positions and Offices with Depositor
-----------------------------------    -----------------------------------------

Lynda L. Cameron                       Director
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

William M. Cameron                     Chairman of the Board and Chief Executive
2000 N. Classen Boulevard              Officer, Director
Oklahoma City, Oklahoma  73106

David R. Carpenter                     Executive Vice President, Treasurer
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

William E. Durrett                     Senior Chairman of the Board, Director
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

Stephen P. Garrett                     Senior Vice President, Secretary, Chief
2000 N. Classen Boulevard              Compliance Officer
Oklahoma City, Oklahoma  73106

Charles R. Eitel                       Director
One Concourse Parkway, Suite 800
Atlanta, Georgia  30328

Theodore M. Elam                       Director
10th Floor, Two Leadership Square
211 North Robinson
Oklahoma City, Oklahoma  73102

Kenneth D. Klehm                       Senior Vice President
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

Alfred L. Litchenburg                  Executive Vice President
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

David R. Lopez                         Director
210 Park Ave., Ste. 230
Oklahoma City, Oklahoma  73102

Paula Marshall-Chapman                 Director
2727 East 11th Street
Tulsa, Oklahoma  74104

John W. Rex                            President and Director
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

Galen P. Robbins, M.D.                 Director
11901 Quail Creek Road
Oklahoma City, Oklahoma  73120

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     The organizational chart of American Fidelity Assurance Company is included as Exhibit 99. The subsidiaries of American Fidelity Assurance Company reflected in the organization chart are included in the consolidated financial statements of American Fidelity Assurance Company in accordance with generally accepted accounting principles.

ITEM 27. NUMBER OF CONTRACT OWNERS

     As of March 1, 2005, there were 220 non-qualified contract owners and 16,173 qualified contract owners.

ITEM 28. INDEMNIFICATION

     The Bylaws of American Fidelity Assurance Company (Article VIII, Section 3) provide, in part, that:

     (a) American Fidelity Assurance Company shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (other than an action by or in the right of American Fidelity Assurance Company) by reason of the fact that he is or was a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against expenses (including attorneys' fees), amounts paid in settlement (whether with or without court approval), judgments, fines actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was not unlawful.

     (b) American Fidelity Assurance Company shall indemnify every person who is or was a party or is or was threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of American Fidelity Assurance Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of American Fidelity Assurance Company, or is or was serving at the request of American Fidelity Assurance Company as a director, officer, employee, or agent or in any other capacity of or in another corporation, or a partnership, joint venture, trust, or other enterprise, or by reason of any action alleged to have been taken or not taken by him while acting in such capacity, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such threatened, pending, or completed action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company. The termination of any such threatened or actual action or suit by a settlement or by an adverse judgment or order shall not of itself create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company. Nevertheless, there shall be no indemnification with respect to expenses incurred in connection with any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to American Fidelity Assurance Company, unless, and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as such court shall deem proper.

     (c) To the extent that a director, officer, employee, or agent of a corporation has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in Subsections (a) and (b) hereof, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with such defense.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Registrant pursuant to the foregoing, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) American Fidelity Securities, Inc. is the principal underwriter for the Registrant, American Fidelity Separate Account A, American Fidelity Separate Account C and American Fidelity Dual Strategy Fund, Inc.(R)

     (b) The following persons are the officers and directors of American Fidelity Securities. The principal business address for each of the following officers and directors is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

Name and Principal Business Address   Positions and Offices with Underwriter
-----------------------------------   --------------------------------------

David R. Carpenter                  Director, Chairman, President, Chief
P.O. Box 25523                      Executive Officer and Treasurer and
Oklahoma City, Oklahoma  73125      Investment Company and Variable Contracts
                                    Products Principal

Marvin R. Ewy                       Director, Vice President, Secretary, and
P.O. Box 25523                      Investment Company and Variable Contracts
Oklahoma City, Oklahoma  73125      Products Principal

Nancy K. Steeber                    Director, Vice President, Chief Operations
P.O. Box 25523                      Officer and Investment Company and Variable
Oklahoma City, Oklahoma  73125      Contracts Products Principal

Shirley K. Williams                 Assistant Vice President and Chief Financial
P.O. Box 25523                      Officers and Financial and Operations
Oklahoma City, Oklahoma  73125      Principal

Katherine I. Leviant                Chief Compliance Officer
P.O. Box 25523
Oklahoma City, Oklahoma  73125

     (c) The commissions received by American Fidelity Securities, Inc. in connection with Separate Account B in 2004 were $668,173, representing the 0.10% Distribution Fee, withdrawal charges and policy maintenance charge to the Registrant. It received no other compensation from or on behalf of the Registrant during the year.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     David R. Carpenter, Executive Vice President and Treasurer of American Fidelity Assurance Company, whose address is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106, maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES

     Not Applicable.

ITEM 32. UNDERTAKINGS

     (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

                                 REPRESENTATIONS

     American Fidelity Assurance Company hereby represents that the fees and charges deducted under the policies described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American Fidelity Assurance Company.

     American Fidelity Assurance Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness under Rule 485(a) of the Securities Act and has caused this Registration Statement to be signed on its behalf, in the City of Oklahoma City and State of Oklahoma on March 30, 2005.

                           AMERICAN FIDELITY SEPARATE ACCOUNT B (Registrant)
                           By:  American Fidelity Assurance Company (Depositor)


                           By:  JOHN W. REX
                                ------------------------------------------
                                John W. Rex, President

                           AMERICAN FIDELITY ASSURANCE COMPANY (Depositor)


                           By:  JOHN W. REX
                                ------------------------------------------
                                John W. Rex, President


     Each of the undersigned officers and directors of American Fidelity Assurance Company, hereby severally constitute and appoint John W. Rex, as his true and lawful attorney-in-fact with full power to sign for him, in his name as officer or director, or both, of American Fidelity Assurance Company, a Registration Statement (and any and all amendments thereto, including post-effective amendments) on Form N-4 to be filed with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent, full power and authority to do and to perform each and every act and thing requisite and necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, may lawfully do or cause to be done by virtue hereof.

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on March 30, 2005.


Signature                      Title
---------                      -----

                               Director
---------------------------
Lynda L. Cameron

                               Chairman, Chief Executive Officer and Director (Principal Executive Officer)
---------------------------
William M. Cameron

                               Executive Vice President and Treasurer (Principal
DAVID R. CARPENTER             Financial and Accounting Officer)
---------------------------
David R. Carpenter


WILLIAM E. DURRETT             Senior Chairman of the Board and Director
---------------------------
William E. Durrett


                               Director
---------------------------
Charles R. Eitel


THEODORE M. ELAM               Director
---------------------------
Theodore M. Elam


DAVID R. LOPEZ                 Director
---------------------------
David R. Lopez


                               Director
---------------------------
Paula Marshall-Chapman


JOHN W. REX                    President and Director
---------------------------
John W. Rex


GALEN P. ROBBINS               Director
---------------------------
Galen P. Robbins, M.D.

                                  EXHIBIT INDEX
EXHIBIT
NUMBER    DESCRIPTION                                               METHOD OF FILING
------    -----------                                               ----------------
1         Resolution adopted by the Board of American Fidelity      Incorporated herein by reference
          Assurance Company authorizing the establishment of the
          Separate Account.

3         Principal Underwriters Agreement dated July 14, 1997      Incorporated herein by reference
          between American Fidelity Assurance Company, on behalf
          of the Registrant, and American Fidelity Securities,
          Inc.

4.1       Flexible Premium Variable and Fixed Deferred Annuity.     Incorporated herein by reference

4.2       Loan Rider.                                               Incorporated herein by reference

4.3       403(b) Annuity Rider.                                     Incorporated herein by reference

4.4       Individual Retirement Annuity Rider.                      Incorporated herein by reference

4.5       Flexible Premium Variable and Fixed Deferred Annuity      Incorporated herein by reference
          (variable guaranteed minimum interest rate).

4.6       403(b) Plan Loan Rider.                                   Incorporated herein by reference

4.7       403(b) Annuity Rider.                                     Incorporated herein by reference

5         Application Form.                                         Incorporated herein by reference

6.1       Articles of Incorporation of American Fidelity            Incorporated herein by reference
          Assurance Company.

6.2       Amended and Restated Bylaws of American Fidelity          Incorporated herein by reference
          Assurance Company dated November 24, 1997.

8.1       Fund Participation Agreement dated April 18, 1997         Incorporated herein by reference
          between American Fidelity Assurance Company and Merrill
          Lynch Variable Series Funds, Inc., as amended by
          Exhibit 4 thereto dated January 20, 1999.

8.2       Amendment to Fund Participation Agreement between         Incorporated herein by reference
          American Fidelity Assurance Company and Merrill Lynch
          Variable Series Funds, Inc. dated June 17, 2002.

8.3       Fund Participation Agreement dated May 13, 1997 between   Incorporated herein by reference
          American Fidelity Assurance Company and each of Dreyfus
          Variable Investment Fund, The Dreyfus Socially
          Responsible Growth Fund, Inc. and Dreyfus Life and
          Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index
          Fund), as amended by Amendment thereto effective
          January 1, 1999.

8.4       Amendment to Fund Participation Agreement dated May 13,   Incorporated herein by reference
          1997 between American Fidelity Assurance Company and
          each of Dreyfus Variable Investment Fund, The Dreyfus
          Socially Responsible Growth Fund, Inc. and Dreyfus Life
          and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index
          Fund), as amended.

8.5       Amendment to Fund Participation Agreement between         Incorporated herein by reference
          American Fidelity Assurance Company and each of Dreyfus
          Variable Investment Fund, The Dreyfus Socially
          Responsible Growth Fund, Inc. and Dreyfus Life and
          Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index
          Fund) dated June 3, 2002.

8.6       Fund Participation Agreement and December 22, 1998        Incorporated herein by reference
          between Dual Strategy Fund and American Fidelity
          Assurance Company.

8.7       First Amendment to Fund Participation Agreement dated     Incorporated herein by reference
          December 22, 1998 between Dual Strategy Fund and
          American Fidelity Assurance Company.

8.8       Second Amendment to Fund Participation Agreement          Incorporated herein by reference
          between American Fidelity Dual Strategy Fund, Inc. and
          American Fidelity Assurance Company dated July 16,
          2002.

8.9       Shareholder Services Agreement dated January 16, 2001     Incorporated herein by reference
          between American Fidelity Assurance Company and
          American Century Investment Services, Inc.

8.10      Amendment No. 1 to Shareholder Services Agreement dated   Incorporated herein by reference
          April 6, 2001 between American Fidelity Assurance
          Company and American Century Investment Services, Inc.

8.11      Amendment No. 2 to Shareholder Services Agreement         Incorporated herein by reference
          between American Fidelity Assurance Company and
          American Century Investment Management, Inc. dated June
          27, 2002.

8.12      Fund Participation Agreement dated April 10, 2001         Incorporated herein by reference
          between American Fidelity Assurance Company, Neuberger
          Berman Advisers Management Trust and Neuberger Berman
          Management, Inc.

8.13      Amendment No. 1 to Fund Participation Agreement between   Incorporated herein by reference
          American Fidelity Assurance Company, Neuberger Berman
          Advisers Management Trust and Neuberger Berman
          Management Inc. dated June 27, 2002.

          Fund Participation Agreement dated April 20, 2001         Incorporated herein by reference
8.14      between American Fidelity Assurance Company and
          Federated Securities Corp.

8.15      Amendment No. 1 to Fund Participation Agreement between   Incorporated herein by reference
          American Fidelity Assurance Company and Federated
          Insurance Series and Federated Securities Corp. dated
          June 27, 2002.

99.8.16   Amended and Restated Fund Participation Agreement dated   Filed herewith electronically
          May 1, 1999, between American Fidelity Assurance
          Company and Merrill Lynch Variable Series Funds, Inc.

99.8.17   Administrative Services Agreement dated May 1. 1999,      Filed herewith electronically
          between American Fidelity Assurance Company and Merrill
          Lynch Asset Management, L.P.

99.8.18   Agreement dated May 13, 1997 between American Fidelity    Filed herewith electronically
          Assurance Company and The Dreyfus Corporation.

99.8.19   Amendment to the Agreement between The Dreyfus            Filed herewith electronically
          Corporation and American Fidelity Assurance Company
          dated January 1, 1999.

99.8.20   AMT Services Agreement dated August 31, 2001 between      Filed herewith electronically
          Neuberger Berman Management Inc. and American Fidelity
          Assurance Company.

99.8.21   Investment Consultant Agreement between American          Filed herewith electronically
          Fidelity Assurance Company and Asset Services Company,
          L.L.C. dated September 1, 1999

99.8.22   First Amendment to Investment Consultant Agreement        Filed herewith electronically
          between American Fidelity Assurance Company and Asset
          Services Company, L.L.C. dated January 28, 2005.

99.8.23   Amendment No. 2 to the Agreement between the Dreyfus      Filed herewith electronically
          Corporation and American Fidelity Assurance Company
          Dated February ____, 2005

99.8.24   Amendment No. 3 to the Shareholder Services Agreement     Filed herewith electronically
          between American Fidelity Assurance Company and
          American Century Investment Management, Inc. dated
          February ___, 2005.

99.8.25   Amendment to the Administrative Services Agreement
          between American Fidelity Assurance Company and Merrill   Filed herewith electronically
          Lynch Management, L.P. dated February ___, 2005.

99.8.26   Participation Agreement among Vanguard Variable           Filed herewith electronically
          Insurance Fund and The Vanguard Group, Inc. and
          Varguard Marketing Corporation and American Fidelity
          Assurance Company dated March ____, 2005.

9         Opinion and Consent of Counsel

10        Consent of Independent Auditors.

99        Organizational Chart of American Fidelity Assurance       Filed herewith electronically
          Company.